UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Developing World Income Fund

Class A: AGUAX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 2.49% (with sales charges) and 7.67% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Cumulative Performance from July 31, 2014 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$9,528	$10,000	$10,000
08/2014	$9,561	$10,122	$10,085
09/2014	$9,498	$10,092	$9,902
10/2014	$9,516	$10,166	$10,071
11/2014	$9,428	$10,261	$10,080
12/2014	$9,278	$10,314	$9,847
01/2015	$9,253	$10,507	$9,939
02/2015	$9,365	$10,444	$10,023
03/2015	$9,287	$10,504	$10,045
04/2015	$9,467	$10,446	$10,209
05/2015	$9,504	$10,402	$10,170
06/2015	$9,397	$10,274	$10,011
07/2015	$9,321	$10,375	$10,060
08/2015	$9,128	$10,347	$9,969
09/2015	$8,912	$10,409	$9,840
10/2015	$9,117	$10,442	$10,110
11/2015	$9,185	$10,447	$10,104
12/2015	$8,912	$10,419	$9,964
01/2016	$8,603	$10,571	$9,945
02/2016	$8,667	$10,673	$10,135
03/2016	$8,987	$10,761	$10,466
04/2016	$9,255	$10,779	$10,651
05/2016	$9,257	$10,825	$10,632
06/2016	$9,331	$11,031	$10,991
07/2016	$9,498	$11,097	$11,189
08/2016	$9,740	$11,091	$11,389
09/2016	$9,893	$11,090	$11,435
10/2016	$9,911	$10,982	$11,293
11/2016	$9,759	$10,801	$10,831
12/2016	$9,833	$10,830	$10,975
01/2017	$9,925	$10,791	$11,133
02/2017	$10,222	$10,883	$11,356
03/2017	$10,329	$10,878	$11,399
04/2017	$10,550	$10,952	$11,569
05/2017	$10,677	$11,016	$11,671
06/2017	$10,726	$10,985	$11,655
07/2017	$10,816	$11,021	$11,753
08/2017	$10,904	$11,122	$11,961
09/2017	$11,042	$11,070	$11,962
10/2017	$11,104	$11,117	$12,006
11/2017	$11,205	$11,134	$12,012
12/2017	$11,290	$11,159	$12,101
01/2018	$11,453	$11,080	$12,095
02/2018	$11,421	$11,055	$11,855
03/2018	$11,484	$11,146	$11,889
04/2018	$11,464	$11,105	$11,716
05/2018	$11,240	$11,146	$11,606
06/2018	$11,080	$11,167	$11,468
07/2018	$11,246	$11,170	$11,761
08/2018	$10,915	$11,204	$11,558
09/2018	$10,833	$11,162	$11,732
10/2018	$10,852	$11,140	$11,479
11/2018	$10,802	$11,194	$11,431
12/2018	$10,876	$11,356	$11,585
01/2019	$11,213	$11,476	$12,096
02/2019	$11,319	$11,490	$12,217
03/2019	$11,385	$11,696	$12,391
04/2019	$11,451	$11,703	$12,421
05/2019	$11,443	$11,871	$12,472
06/2019	$11,760	$12,038	$12,896
07/2019	$11,955	$12,132	$13,052
08/2019	$11,732	$12,407	$13,150
09/2019	$11,840	$12,350	$13,090
10/2019	$11,928	$12,329	$13,126
11/2019	$11,940	$12,314	$13,064
12/2019	$12,308	$12,289	$13,327
01/2020	$12,420	$12,511	$13,530
02/2020	$12,343	$12,664	$13,399
03/2020	$10,522	$12,467	$11,544
04/2020	$10,603	$12,669	$11,803
05/2020	$11,270	$12,704	$12,519
06/2020	$11,683	$12,768	$12,959
07/2020	$11,983	$12,907	$13,440
08/2020	$12,134	$12,814	$13,509
09/2020	$11,870	$12,861	$13,259
10/2020	$11,862	$12,862	$13,255
11/2020	$12,283	$12,935	$13,766
12/2020	$12,560	$12,975	$14,028
01/2021	$12,591	$12,905	$13,876
02/2021	$12,646	$12,704	$13,521
03/2021	$12,592	$12,654	$13,391
04/2021	$12,967	$12,687	$13,688
05/2021	$13,128	$12,716	$13,833
06/2021	$13,181	$12,778	$13,934
07/2021	$13,264	$12,937	$13,993
08/2021	$13,656	$12,911	$14,130
09/2021	$13,562	$12,789	$13,837
10/2021	$13,474	$12,755	$13,840
11/2021	$13,122	$12,846	$13,586
12/2021	$13,407	$12,794	$13,776
01/2022	$13,277	$12,593	$13,384
02/2022	$12,856	$12,426	$12,508
03/2022	$12,409	$12,158	$12,395
04/2022	$12,353	$11,831	$11,702
05/2022	$12,188	$11,815	$11,705
06/2022	$11,448	$11,636	$10,978
07/2022	$11,263	$11,932	$11,295
08/2022	$11,435	$11,620	$11,189
09/2022	$10,937	$11,247	$10,477
10/2022	$11,005	$11,209	$10,493
11/2022	$11,754	$11,494	$11,289
12/2022	$11,869	$11,359	$11,326
01/2023	$12,259	$11,620	$11,685
02/2023	$12,146	$11,435	$11,427
03/2023	$11,959	$11,689	$11,537
04/2023	$12,015	$11,749	$11,598
05/2023	$12,187	$11,703	$11,532
06/2023	$12,631	$11,696	$11,789
07/2023	$12,964	$11,699	$12,014
08/2023	$12,679	$11,685	$11,834
09/2023	$12,605	$11,483	$11,526
10/2023	$12,620	$11,402	$11,370
11/2023	$13,028	$11,794	$12,014
12/2023	$13,385	$12,171	$12,582
01/2024	$13,482	$12,147	$12,454
02/2024	$13,842	$12,063	$12,575
03/2024	$14,338	$12,172	$12,838
04/2024	$14,326	$11,976	$12,572
05/2024	$14,413	$12,082	$12,798
06/2024	$14,422	$12,187	$12,877
07/2024	$14,517	$12,422	$13,118

Average Annual Total Returns (%)

	6 Months	1 Year	5 Years	10 Years
Class A without Sales Charge Footnote Reference1	7.67%	11.98%	3.96%	4.30%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	2.49%	6.63%	2.96%	3.80%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.8
Kazakhstan	3.9
Dominican Republic	3.9
Nigeria	4.0
Kenya	4.3
Angola	4.7
Mozambique	4.8
Pakistan	4.8
Zambia	4.9
United States	6.8

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.2
Telecommunications	0.3
Insurance	0.4
Engineering & Construction	0.6
Holding Companies - Diversified	0.8
Oil & Gas	0.9
Diversified Financial Services	4.7
Investment Companies	5.8
Banks	7.0
Foreign Sovereign Obligations	79.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2024

Class A: AGUAX

DWI_A 0724

American Beacon

Developing World Income Fund

Class C: AGECX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 6.33% (with sales charges) and 7.33% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Cumulative Performance from July 31, 2014 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$10,000	$10,000	$10,000
08/2014	$10,028	$10,122	$10,085
09/2014	$9,955	$10,092	$9,902
10/2014	$9,968	$10,166	$10,071
11/2014	$9,869	$10,261	$10,080
12/2014	$9,704	$10,314	$9,847
01/2015	$9,683	$10,507	$9,939
02/2015	$9,784	$10,444	$10,023
03/2015	$9,697	$10,504	$10,045
04/2015	$9,878	$10,446	$10,209
05/2015	$9,910	$10,402	$10,170
06/2015	$9,792	$10,274	$10,011
07/2015	$9,706	$10,375	$10,060
08/2015	$9,498	$10,347	$9,969
09/2015	$9,266	$10,409	$9,840
10/2015	$9,484	$10,442	$10,110
11/2015	$9,539	$10,447	$10,104
12/2015	$9,249	$10,419	$9,964
01/2016	$8,934	$10,571	$9,945
02/2016	$8,996	$10,673	$10,135
03/2016	$9,317	$10,761	$10,466
04/2016	$9,579	$10,779	$10,651
05/2016	$9,586	$10,825	$10,632
06/2016	$9,656	$11,031	$10,991
07/2016	$9,825	$11,097	$11,189
08/2016	$10,071	$11,091	$11,389
09/2016	$10,228	$11,090	$11,435
10/2016	$10,243	$10,982	$11,293
11/2016	$10,079	$10,801	$10,831
12/2016	$10,153	$10,830	$10,975
01/2017	$10,229	$10,791	$11,133
02/2017	$10,540	$10,883	$11,356
03/2017	$10,645	$10,878	$11,399
04/2017	$10,867	$10,952	$11,569
05/2017	$10,978	$11,016	$11,671
06/2017	$11,034	$10,985	$11,655
07/2017	$11,108	$11,021	$11,753
08/2017	$11,193	$11,122	$11,961
09/2017	$11,328	$11,070	$11,962
10/2017	$11,388	$11,117	$12,006
11/2017	$11,487	$11,134	$12,012
12/2017	$11,568	$11,159	$12,101
01/2018	$11,716	$11,080	$12,095
02/2018	$11,677	$11,055	$11,855
03/2018	$11,736	$11,146	$11,889
04/2018	$11,708	$11,105	$11,716
05/2018	$11,471	$11,146	$11,606
06/2018	$11,314	$11,167	$11,468
07/2018	$11,478	$11,170	$11,761
08/2018	$11,134	$11,204	$11,558
09/2018	$11,043	$11,162	$11,732
10/2018	$11,043	$11,140	$11,479
11/2018	$10,985	$11,194	$11,431
12/2018	$11,064	$11,356	$11,585
01/2019	$11,407	$11,476	$12,096
02/2019	$11,523	$11,490	$12,217
03/2019	$11,571	$11,696	$12,391
04/2019	$11,632	$11,703	$12,421
05/2019	$11,617	$11,871	$12,472
06/2019	$11,928	$12,038	$12,896
07/2019	$12,108	$12,132	$13,052
08/2019	$11,876	$12,407	$13,150
09/2019	$11,977	$12,350	$13,090
10/2019	$12,062	$12,329	$13,126
11/2019	$12,069	$12,314	$13,064
12/2019	$12,427	$12,289	$13,327
01/2020	$12,541	$12,511	$13,530
02/2020	$12,452	$12,664	$13,399
03/2020	$10,615	$12,467	$11,544
04/2020	$10,691	$12,669	$11,803
05/2020	$11,360	$12,704	$12,519
06/2020	$11,786	$12,768	$12,959
07/2020	$12,058	$12,907	$13,440
08/2020	$12,200	$12,814	$13,509
09/2020	$11,927	$12,861	$13,259
10/2020	$11,914	$12,862	$13,255
11/2020	$12,333	$12,935	$13,766
12/2020	$12,615	$12,975	$14,028
01/2021	$12,646	$12,905	$13,876
02/2021	$12,681	$12,704	$13,521
03/2021	$12,621	$12,654	$13,391
04/2021	$12,991	$12,687	$13,688
05/2021	$13,145	$12,716	$13,833
06/2021	$13,190	$12,778	$13,934
07/2021	$13,265	$12,937	$13,993
08/2021	$13,649	$12,911	$14,130
09/2021	$13,546	$12,789	$13,837
10/2021	$13,449	$12,755	$13,840
11/2021	$13,087	$12,846	$13,586
12/2021	$13,355	$12,794	$13,776
01/2022	$13,225	$12,593	$13,384
02/2022	$12,794	$12,426	$12,508
03/2022	$12,340	$12,158	$12,395
04/2022	$12,276	$11,831	$11,702
05/2022	$12,120	$11,815	$11,705
06/2022	$11,357	$11,636	$10,978
07/2022	$11,165	$11,932	$11,295
08/2022	$11,329	$11,620	$11,189
09/2022	$10,843	$11,247	$10,477
10/2022	$10,886	$11,209	$10,493
11/2022	$11,624	$11,494	$11,289
12/2022	$11,743	$11,359	$11,326
01/2023	$12,113	$11,620	$11,685
02/2023	$11,994	$11,435	$11,427
03/2023	$11,801	$11,689	$11,537
04/2023	$11,867	$11,749	$11,598
05/2023	$12,013	$11,703	$11,532
06/2023	$12,446	$11,696	$11,789
07/2023	$12,769	$11,699	$12,014
08/2023	$12,479	$11,685	$11,834
09/2023	$12,416	$11,483	$11,526
10/2023	$12,405	$11,402	$11,370
11/2023	$12,801	$11,794	$12,014
12/2023	$13,138	$12,171	$12,582
01/2024	$13,234	$12,147	$12,454
02/2024	$13,561	$12,063	$12,575
03/2024	$14,063	$12,172	$12,838
04/2024	$14,022	$11,976	$12,572
05/2024	$14,099	$12,082	$12,798
06/2024	$14,119	$12,187	$12,877
07/2024	$14,204	$12,422	$13,118

Average Annual Total Returns (%)

	6 Months	1 Year	5 Years	10 Years
Class C without Deferred Sales Charge Footnote Reference1	7.33%	11.24%	3.25%	3.57%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.33%	10.24%	3.25%	3.57%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.8
Kazakhstan	3.9
Dominican Republic	3.9
Nigeria	4.0
Kenya	4.3
Angola	4.7
Mozambique	4.8
Pakistan	4.8
Zambia	4.9
United States	6.8

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.2
Telecommunications	0.3
Insurance	0.4
Engineering & Construction	0.6
Holding Companies - Diversified	0.8
Oil & Gas	0.9
Diversified Financial Services	4.7
Investment Companies	5.8
Banks	7.0
Foreign Sovereign Obligations	79.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2024

Class C: AGECX

DWI_C 0724

American Beacon

Developing World Income Fund

Investor Class: AGEPX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.69% for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Cumulative Performance from July 31, 2014 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$10,000	$10,000	$10,000
08/2014	$10,034	$10,122	$10,085
09/2014	$9,968	$10,092	$9,902
10/2014	$9,988	$10,166	$10,071
11/2014	$9,895	$10,261	$10,080
12/2014	$9,728	$10,314	$9,847
01/2015	$9,713	$10,507	$9,939
02/2015	$9,820	$10,444	$10,023
03/2015	$9,750	$10,504	$10,045
04/2015	$9,938	$10,446	$10,209
05/2015	$9,979	$10,402	$10,170
06/2015	$9,868	$10,274	$10,011
07/2015	$9,784	$10,375	$10,060
08/2015	$9,582	$10,347	$9,969
09/2015	$9,356	$10,409	$9,840
10/2015	$9,571	$10,442	$10,110
11/2015	$9,644	$10,447	$10,104
12/2015	$9,357	$10,419	$9,964
01/2016	$9,033	$10,571	$9,945
02/2016	$9,100	$10,673	$10,135
03/2016	$9,435	$10,761	$10,466
04/2016	$9,717	$10,779	$10,651
05/2016	$9,720	$10,825	$10,632
06/2016	$9,797	$11,031	$10,991
07/2016	$9,972	$11,097	$11,189
08/2016	$10,226	$11,091	$11,389
09/2016	$10,388	$11,090	$11,435
10/2016	$10,407	$10,982	$11,293
11/2016	$10,248	$10,801	$10,831
12/2016	$10,329	$10,830	$10,975
01/2017	$10,413	$10,791	$11,133
02/2017	$10,737	$10,883	$11,356
03/2017	$10,850	$10,878	$11,399
04/2017	$11,084	$10,952	$11,569
05/2017	$11,206	$11,016	$11,671
06/2017	$11,271	$10,985	$11,655
07/2017	$11,355	$11,021	$11,753
08/2017	$11,450	$11,122	$11,961
09/2017	$11,592	$11,070	$11,962
10/2017	$11,657	$11,117	$12,006
11/2017	$11,764	$11,134	$12,012
12/2017	$11,866	$11,159	$12,101
01/2018	$12,024	$11,080	$12,095
02/2018	$12,004	$11,055	$11,855
03/2018	$12,073	$11,146	$11,889
04/2018	$12,054	$11,105	$11,716
05/2018	$11,808	$11,146	$11,606
06/2018	$11,655	$11,167	$11,468
07/2018	$11,832	$11,170	$11,761
08/2018	$11,486	$11,204	$11,558
09/2018	$11,401	$11,162	$11,732
10/2018	$11,409	$11,140	$11,479
11/2018	$11,357	$11,194	$11,431
12/2018	$11,449	$11,356	$11,585
01/2019	$11,803	$11,476	$12,096
02/2019	$11,930	$11,490	$12,217
03/2019	$11,986	$11,696	$12,391
04/2019	$12,056	$11,703	$12,421
05/2019	$12,047	$11,871	$12,472
06/2019	$12,377	$12,038	$12,896
07/2019	$12,569	$12,132	$13,052
08/2019	$12,349	$12,407	$13,150
09/2019	$12,463	$12,350	$13,090
10/2019	$12,547	$12,329	$13,126
11/2019	$12,576	$12,314	$13,064
12/2019	$12,949	$12,289	$13,327
01/2020	$13,067	$12,511	$13,530
02/2020	$12,997	$12,664	$13,399
03/2020	$11,081	$12,467	$11,544
04/2020	$11,166	$12,669	$11,803
05/2020	$11,870	$12,704	$12,519
06/2020	$12,320	$12,768	$12,959
07/2020	$12,611	$12,907	$13,440
08/2020	$12,782	$12,814	$13,509
09/2020	$12,505	$12,861	$13,259
10/2020	$12,498	$12,862	$13,255
11/2020	$12,944	$12,935	$13,766
12/2020	$13,239	$12,975	$14,028
01/2021	$13,271	$12,905	$13,876
02/2021	$13,333	$12,704	$13,521
03/2021	$13,261	$12,654	$13,391
04/2021	$13,674	$12,687	$13,688
05/2021	$13,844	$12,716	$13,833
06/2021	$13,899	$12,778	$13,934
07/2021	$13,986	$12,937	$13,993
08/2021	$14,399	$12,911	$14,130
09/2021	$14,283	$12,789	$13,837
10/2021	$14,190	$12,755	$13,840
11/2021	$13,818	$12,846	$13,586
12/2021	$14,117	$12,794	$13,776
01/2022	$13,997	$12,593	$13,384
02/2022	$13,552	$12,426	$12,508
03/2022	$13,081	$12,158	$12,395
04/2022	$13,005	$11,831	$11,702
05/2022	$12,848	$11,815	$11,705
06/2022	$12,050	$11,636	$10,978
07/2022	$11,854	$11,932	$11,295
08/2022	$12,036	$11,620	$11,189
09/2022	$11,510	$11,247	$10,477
10/2022	$11,582	$11,209	$10,493
11/2022	$12,371	$11,494	$11,289
12/2022	$12,493	$11,359	$11,326
01/2023	$12,904	$11,620	$11,685
02/2023	$12,786	$11,435	$11,427
03/2023	$12,588	$11,689	$11,537
04/2023	$12,666	$11,749	$11,598
05/2023	$12,829	$11,703	$11,532
06/2023	$13,299	$11,696	$11,789
07/2023	$13,670	$11,699	$12,014
08/2023	$13,370	$11,685	$11,834
09/2023	$13,292	$11,483	$11,526
10/2023	$13,288	$11,402	$11,370
11/2023	$13,718	$11,794	$12,014
12/2023	$14,095	$12,171	$12,582
01/2024	$14,219	$12,147	$12,454
02/2024	$14,577	$12,063	$12,575
03/2024	$15,101	$12,172	$12,838
04/2024	$15,088	$11,976	$12,572
05/2024	$15,180	$12,082	$12,798
06/2024	$15,190	$12,187	$12,877
07/2024	$15,312	$12,422	$13,118

Average Annual Total Returns (%)

	6 Months	1 Year	5 Years	10 Years
Investor Class Footnote Reference1	7.69%	12.01%	4.03%	4.35%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.8
Kazakhstan	3.9
Dominican Republic	3.9
Nigeria	4.0
Kenya	4.3
Angola	4.7
Mozambique	4.8
Pakistan	4.8
Zambia	4.9
United States	6.8

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.2
Telecommunications	0.3
Insurance	0.4
Engineering & Construction	0.6
Holding Companies - Diversified	0.8
Oil & Gas	0.9
Diversified Financial Services	4.7
Investment Companies	5.8
Banks	7.0
Foreign Sovereign Obligations	79.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2024

Investor Class: AGEPX

DWI_Investor 0724

American Beacon

Developing World Income Fund

Class R5: AGEIX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 7.83% for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Cumulative Performance from July 31, 2014 through July 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$250,000	$250,000	$250,000
08/2014	$250,935	$253,046	$252,114
09/2014	$249,347	$252,301	$247,544
10/2014	$249,922	$254,139	$251,780
11/2014	$247,669	$256,526	$252,009
12/2014	$243,593	$257,854	$246,176
01/2015	$243,294	$262,663	$248,467
02/2015	$246,049	$261,110	$250,585
03/2015	$244,357	$262,607	$251,131
04/2015	$249,150	$261,139	$255,233
05/2015	$250,208	$260,056	$254,239
06/2015	$247,462	$256,842	$250,278
07/2015	$245,546	$259,386	$251,508
08/2015	$240,546	$258,684	$249,225
09/2015	$234,934	$260,219	$246,011
10/2015	$240,415	$261,062	$252,752
11/2015	$242,300	$261,183	$252,608
12/2015	$235,180	$260,476	$249,091
01/2016	$227,136	$264,286	$248,633
02/2016	$228,900	$266,826	$253,372
03/2016	$237,328	$269,023	$261,647
04/2016	$244,498	$269,480	$266,281
05/2016	$244,631	$270,619	$265,805
06/2016	$246,664	$275,771	$274,770
07/2016	$251,151	$277,418	$279,718
08/2016	$257,632	$277,277	$284,726
09/2016	$261,769	$277,244	$285,874
10/2016	$262,613	$274,556	$282,326
11/2016	$258,407	$270,021	$270,774
12/2016	$260,514	$270,761	$274,376
01/2017	$262,982	$269,774	$278,333
02/2017	$270,862	$272,084	$283,912
03/2017	$274,058	$271,958	$284,983
04/2017	$280,031	$273,803	$289,229
05/2017	$283,167	$275,401	$291,784
06/2017	$284,871	$274,630	$291,372
07/2017	$287,048	$275,533	$293,814
08/2017	$289,506	$278,044	$299,015
09/2017	$293,559	$276,760	$299,047
10/2017	$295,296	$277,928	$300,157
11/2017	$297,774	$278,358	$300,309
12/2017	$300,423	$278,981	$302,515
01/2018	$304,851	$276,989	$302,384
02/2018	$303,784	$276,364	$296,369
03/2018	$305,879	$278,656	$297,236
04/2018	$305,450	$277,619	$292,912
05/2018	$299,256	$278,656	$290,160
06/2018	$295,421	$279,175	$286,703
07/2018	$299,955	$279,252	$294,029
08/2018	$291,269	$280,110	$288,940
09/2018	$289,163	$279,039	$293,310
10/2018	$289,412	$278,493	$286,984
11/2018	$288,514	$279,856	$285,772
12/2018	$290,700	$283,898	$289,627
01/2019	$300,033	$286,906	$302,405
02/2019	$302,990	$287,250	$305,422
03/2019	$304,837	$292,395	$309,764
04/2019	$306,694	$292,569	$310,518
05/2019	$306,525	$296,779	$311,793
06/2019	$314,985	$300,940	$322,390
07/2019	$319,951	$303,309	$326,305
08/2019	$314,076	$310,187	$328,740
09/2019	$317,078	$308,750	$327,243
10/2019	$319,544	$308,217	$328,162
11/2019	$320,378	$307,855	$326,601
12/2019	$330,032	$307,224	$333,174
01/2020	$333,049	$312,768	$338,252
02/2020	$331,368	$316,596	$334,981
03/2020	$282,633	$311,669	$288,591
04/2020	$284,903	$316,714	$295,072
05/2020	$302,531	$317,612	$312,978
06/2020	$314,103	$319,197	$323,976
07/2020	$321,983	$322,686	$336,003
08/2020	$326,031	$320,347	$337,730
09/2020	$319,045	$321,517	$331,479
10/2020	$319,369	$321,540	$331,380
11/2020	$330,843	$323,375	$344,161
12/2020	$338,578	$324,369	$350,695
01/2021	$339,392	$322,629	$346,889
02/2021	$341,064	$317,610	$338,033
03/2021	$339,330	$316,359	$334,777
04/2021	$349,971	$317,186	$342,195
05/2021	$354,401	$317,894	$345,825
06/2021	$355,911	$319,444	$348,362
07/2021	$358,237	$323,415	$349,814
08/2021	$368,888	$322,767	$353,246
09/2021	$366,024	$319,720	$345,923
10/2021	$364,156	$318,884	$346,008
11/2021	$354,735	$321,158	$339,644
12/2021	$362,163	$319,856	$344,398
01/2022	$359,083	$314,830	$334,601
02/2022	$347,777	$310,643	$312,696
03/2022	$335,791	$303,946	$309,883
04/2022	$333,931	$295,777	$292,559
05/2022	$329,991	$295,370	$292,637
06/2022	$309,605	$290,888	$274,453
07/2022	$304,680	$298,297	$282,386
08/2022	$309,422	$290,510	$279,718
09/2022	$296,012	$281,184	$261,918
10/2022	$297,943	$280,221	$262,316
11/2022	$318,284	$287,362	$282,231
12/2022	$321,585	$283,971	$283,154
01/2023	$332,145	$290,511	$292,122
02/2023	$329,199	$285,878	$285,674
03/2023	$324,200	$292,217	$288,426
04/2023	$326,282	$293,721	$289,959
05/2023	$330,562	$292,565	$288,295
06/2023	$342,733	$292,390	$294,730
07/2023	$352,390	$292,485	$300,362
08/2023	$344,762	$292,117	$295,844
09/2023	$342,859	$287,080	$288,147
10/2023	$342,846	$285,041	$284,246
11/2023	$354,039	$294,842	$300,344
12/2023	$363,913	$304,264	$314,556
01/2024	$367,092	$303,668	$311,342
02/2024	$376,441	$301,584	$314,387
03/2024	$390,579	$304,304	$320,959
04/2024	$389,810	$299,405	$314,295
05/2024	$392,255	$302,054	$319,962
06/2024	$393,154	$304,675	$321,932
07/2024	$395,848	$310,561	$327,947

Average Annual Total Returns (%)

	6 Months	1 Year	5 Years	10 Years
Class R5 Footnote Reference1	7.83%	12.33%	4.35%	4.70%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.8
Kazakhstan	3.9
Dominican Republic	3.9
Nigeria	4.0
Kenya	4.3
Angola	4.7
Mozambique	4.8
Pakistan	4.8
Zambia	4.9
United States	6.8

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.2
Telecommunications	0.3
Insurance	0.4
Engineering & Construction	0.6
Holding Companies - Diversified	0.8
Oil & Gas	0.9
Diversified Financial Services	4.7
Investment Companies	5.8
Banks	7.0
Foreign Sovereign Obligations	79.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2024

Class R5: AGEIX

DWI_R5 0724

American Beacon

Developing World Income Fund

Class Y: AGEYX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$55	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 7.81% for the six months ended July 31, 2024, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 2.27% and the JPMorgan EMBI Global Diversified Index return of 5.33%.

• The Fund benefitted from a narrowing of credit spreads, particularly within high yield, as markets performed well despite outflows from emerging market debt funds.

• The Fund’s tilt toward local-currency denominated bonds underperformed during the period as hard-currency issues, including U.S. dollar bonds, strengthened with the central banks holding rates higher for longer.

• The Fund’s duration remained short during the period to reduce volatility, although the position adversely impacted returns as yields declined.

• Country-specific developments within the fund’s holdings contributed positively to performance.

Cumulative Performance from July 31, 2014 through July 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
07/2014	$100,000	$100,000	$100,000
08/2014	$100,366	$101,218	$100,846
09/2014	$99,732	$100,920	$99,018
10/2014	$99,954	$101,656	$100,712
11/2014	$99,046	$102,610	$100,803
12/2014	$97,408	$103,142	$98,471
01/2015	$97,273	$105,065	$99,387
02/2015	$98,366	$104,444	$100,234
03/2015	$97,683	$105,043	$100,452
04/2015	$99,592	$104,455	$102,093
05/2015	$100,014	$104,022	$101,696
06/2015	$98,916	$102,737	$100,111
07/2015	$98,024	$103,754	$100,603
08/2015	$96,126	$103,474	$99,690
09/2015	$93,880	$104,087	$98,404
10/2015	$96,061	$104,425	$101,101
11/2015	$96,701	$104,473	$101,043
12/2015	$93,953	$104,190	$99,636
01/2016	$90,610	$105,714	$99,453
02/2016	$91,303	$106,731	$101,349
03/2016	$94,661	$107,609	$104,659
04/2016	$97,509	$107,792	$106,512
05/2016	$97,553	$108,248	$106,322
06/2016	$98,357	$110,308	$109,908
07/2016	$100,138	$110,967	$111,887
08/2016	$102,710	$110,911	$113,890
09/2016	$104,351	$110,898	$114,350
10/2016	$104,564	$109,822	$112,930
11/2016	$102,996	$108,008	$108,310
12/2016	$103,834	$108,304	$109,750
01/2017	$104,698	$107,910	$111,333
02/2017	$107,952	$108,834	$113,565
03/2017	$109,224	$108,783	$113,993
04/2017	$111,593	$109,521	$115,692
05/2017	$112,838	$110,160	$116,714
06/2017	$113,391	$109,852	$116,549
07/2017	$114,366	$110,213	$117,526
08/2017	$115,334	$111,217	$119,606
09/2017	$116,822	$110,704	$119,619
10/2017	$117,505	$111,171	$120,063
11/2017	$118,605	$111,343	$120,123
12/2017	$119,655	$111,592	$121,006
01/2018	$121,284	$110,796	$120,954
02/2018	$120,978	$110,546	$118,548
03/2018	$121,682	$111,462	$118,894
04/2018	$121,501	$111,048	$117,165
05/2018	$119,035	$111,462	$116,064
06/2018	$117,639	$111,670	$114,681
07/2018	$119,438	$111,701	$117,612
08/2018	$115,845	$112,044	$115,576
09/2018	$115,001	$111,615	$117,324
10/2018	$115,227	$111,397	$114,794
11/2018	$114,727	$111,942	$114,309
12/2018	$115,568	$113,559	$115,851
01/2019	$119,279	$114,762	$120,962
02/2019	$120,584	$114,900	$122,169
03/2019	$121,175	$116,958	$123,905
04/2019	$121,906	$117,028	$124,207
05/2019	$121,828	$118,712	$124,717
06/2019	$125,181	$120,376	$128,956
07/2019	$127,298	$121,323	$130,522
08/2019	$124,972	$124,075	$131,496
09/2019	$126,165	$123,500	$130,897
10/2019	$126,995	$123,287	$131,265
11/2019	$127,323	$123,142	$130,641
12/2019	$131,143	$122,890	$133,269
01/2020	$132,342	$125,107	$135,301
02/2020	$131,664	$126,638	$133,993
03/2020	$112,297	$124,668	$115,437
04/2020	$113,193	$126,686	$118,029
05/2020	$120,341	$127,045	$125,191
06/2020	$124,932	$127,679	$129,590
07/2020	$128,059	$129,074	$134,401
08/2020	$129,673	$128,139	$135,092
09/2020	$126,896	$128,607	$132,591
10/2020	$126,860	$128,616	$132,552
11/2020	$131,408	$129,350	$137,665
12/2020	$134,463	$129,748	$140,278
01/2021	$134,786	$129,052	$138,756
02/2021	$135,442	$127,044	$135,213
03/2021	$134,744	$126,544	$133,911
04/2021	$138,961	$126,874	$136,878
05/2021	$140,712	$127,158	$138,330
06/2021	$141,305	$127,778	$139,345
07/2021	$142,220	$129,366	$139,926
08/2021	$146,441	$129,107	$141,299
09/2021	$145,298	$127,888	$138,369
10/2021	$144,549	$127,553	$138,403
11/2021	$140,801	$128,463	$135,857
12/2021	$143,736	$127,942	$137,759
01/2022	$142,513	$125,932	$133,840
02/2022	$138,019	$124,257	$125,078
03/2022	$133,256	$121,578	$123,953
04/2022	$132,512	$118,311	$117,024
05/2022	$130,943	$118,148	$117,055
06/2022	$122,847	$116,355	$109,781
07/2022	$120,890	$119,319	$112,954
08/2022	$122,765	$116,204	$111,887
09/2022	$117,440	$112,473	$104,767
10/2022	$118,201	$112,088	$104,927
11/2022	$126,267	$114,945	$112,892
12/2022	$127,567	$113,588	$113,262
01/2023	$131,755	$116,205	$116,849
02/2023	$130,579	$114,351	$114,269
03/2023	$128,591	$116,887	$115,370
04/2023	$129,413	$117,488	$115,983
05/2023	$131,106	$117,026	$115,318
06/2023	$135,926	$116,956	$117,892
07/2023	$139,747	$116,994	$120,145
08/2023	$136,716	$116,847	$118,338
09/2023	$135,954	$114,832	$115,259
10/2023	$135,940	$114,017	$113,699
11/2023	$140,370	$117,937	$120,138
12/2023	$144,274	$121,706	$125,823
01/2024	$145,534	$121,467	$124,537
02/2024	$149,232	$120,634	$125,755
03/2024	$154,829	$121,722	$128,384
04/2024	$154,516	$119,762	$125,718
05/2024	$155,483	$120,822	$127,985
06/2024	$155,839	$121,870	$128,773
07/2024	$156,902	$124,224	$131,179

Average Annual Total Returns (%)

	6 Months	1 Year	5 Years	10 Years
Class Y Footnote Reference1	7.81%	12.28%	4.27%	4.61%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	2.27%	6.18%	0.47%	2.19%
JPMorgan® EMBI ("JPM EMBI") Global Diversified Index	5.33%	9.18%	0.10%	2.75%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$590,951,067
# of Portfolio Holdings	259
Portfolio Turnover Rate	24%
Total Management Fees Paid	$2,290,272

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Mozambique International Bonds, 9.000%, Due 9/15/2031	2.7
Uruguay Government International Bonds, 3.875%, Due 7/2/2040	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.6
Republic of Cameroon International Bonds, 5.950%, Due 7/7/2032	1.5
Iraq International Bonds, 5.800%, Due 1/15/2028	1.4
Ecuador Government International Bonds, 5.500%, Due 7/31/2035	1.4
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027	1.4
Republic of Uzbekistan International Bonds, 16.250%, Due 10/12/2026	1.4
Gabon Government International Bonds, 6.625%, Due 2/6/2031	1.3
Ghana Government International Bonds, 8.125%, Due 3/26/2032	1.2

Excludes investment companies.

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	79.3
Credit-Linked Notes	10.1
Corporate Obligations	6.7
Foreign Corporate Obligations	3.9

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Investments

Value	Value
Ivory Coast	3.8
Kazakhstan	3.9
Dominican Republic	3.9
Nigeria	4.0
Kenya	4.3
Angola	4.7
Mozambique	4.8
Pakistan	4.8
Zambia	4.9
United States	6.8

Top Ten Industry Allocations - % Investments

Value	Value
Mining	0.2
Telecommunications	0.3
Insurance	0.4
Engineering & Construction	0.6
Holding Companies - Diversified	0.8
Oil & Gas	0.9
Diversified Financial Services	4.7
Investment Companies	5.8
Banks	7.0
Foreign Sovereign Obligations	79.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

Developing World Income Fund

Semi-Annual Shareholder Report - July 31, 2024

Class Y: AGEYX

DWI_Y 0724

American Beacon

NIS Core Plus Bond Fund

Class A: NISAX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -1.57% (with sales charges) and 2.23% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Cumulative Performance from September 10, 2020 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$9,625	$10,000
09/2020	$9,636	$10,001
10/2020	$9,589	$9,957
11/2020	$9,707	$10,054
12/2020	$9,768	$10,068
01/2021	$9,723	$9,996
02/2021	$9,590	$9,852
03/2021	$9,508	$9,729
04/2021	$9,591	$9,805
05/2021	$9,636	$9,837
06/2021	$9,723	$9,907
07/2021	$9,823	$10,017
08/2021	$9,819	$9,998
09/2021	$9,735	$9,912
10/2021	$9,730	$9,909
11/2021	$9,764	$9,938
12/2021	$9,741	$9,913
01/2022	$9,560	$9,699
02/2022	$9,449	$9,591
03/2022	$9,189	$9,325
04/2022	$8,851	$8,971
05/2022	$8,841	$9,029
06/2022	$8,681	$8,887
07/2022	$8,890	$9,104
08/2022	$8,689	$8,847
09/2022	$8,349	$8,465
10/2022	$8,220	$8,355
11/2022	$8,474	$8,662
12/2022	$8,477	$8,623
01/2023	$8,744	$8,888
02/2023	$8,563	$8,659
03/2023	$8,731	$8,879
04/2023	$8,796	$8,932
05/2023	$8,709	$8,835
06/2023	$8,682	$8,804
07/2023	$8,687	$8,797
08/2023	$8,652	$8,741
09/2023	$8,440	$8,519
10/2023	$8,311	$8,385
11/2023	$8,660	$8,764
12/2023	$9,012	$9,100
01/2024	$9,009	$9,075
02/2024	$8,911	$8,947
03/2024	$9,003	$9,029
04/2024	$8,789	$8,801
05/2024	$8,925	$8,950
06/2024	$9,040	$9,035
07/2024	$9,210	$9,246

Average Annual Total Returns (%)

	6 Months	1 Year	Since Inception (9/10/20)
Class A without Sales Charge Footnote Reference1	2.23%	6.02%	(1.13)%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(1.57)%	2.02%	(2.09)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Top Country Exposure - % Investments

Value	Value
Germany	0.2
Australia	0.3
France	0.4
Ireland	0.7
United Kingdom	0.8
Canada	1.6
United States	96.0

Top Ten Industry Allocations - % Investments

Value	Value
Airlines	0.7
Oil & Gas	0.7
Commercial Services	0.8
Media	0.9
Pipelines	1.2
REITS	2.6
Electric	3.3
Insurance	3.3
Diversified Financial Services	6.5
Banks	6.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2024

Class A: NISAX

NIS_A 0724

American Beacon

NIS Core Plus Bond Fund

Class C: NISCX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 0.96% (with sales charges) and 1.96% (without sales charges) for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Cumulative Performance from September 10, 2020 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,010	$10,001
10/2020	$9,952	$9,957
11/2020	$10,069	$10,054
12/2020	$10,125	$10,068
01/2021	$10,072	$9,996
02/2021	$9,929	$9,852
03/2021	$9,837	$9,729
04/2021	$9,917	$9,805
05/2021	$9,958	$9,837
06/2021	$10,038	$9,907
07/2021	$10,139	$10,017
08/2021	$10,127	$9,998
09/2021	$10,035	$9,912
10/2021	$10,023	$9,909
11/2021	$10,053	$9,938
12/2021	$10,022	$9,913
01/2022	$9,830	$9,699
02/2022	$9,709	$9,591
03/2022	$9,437	$9,325
04/2022	$9,084	$8,971
05/2022	$9,068	$9,029
06/2022	$8,898	$8,887
07/2022	$9,107	$9,104
08/2022	$8,895	$8,847
09/2022	$8,541	$8,465
10/2022	$8,405	$8,355
11/2022	$8,669	$8,662
12/2022	$8,657	$8,623
01/2023	$8,923	$8,888
02/2023	$8,734	$8,659
03/2023	$8,899	$8,879
04/2023	$8,960	$8,932
05/2023	$8,865	$8,835
06/2023	$8,833	$8,804
07/2023	$8,833	$8,797
08/2023	$8,791	$8,741
09/2023	$8,570	$8,519
10/2023	$8,434	$8,385
11/2023	$8,783	$8,764
12/2023	$9,134	$9,100
01/2024	$9,126	$9,075
02/2024	$9,021	$8,947
03/2024	$9,109	$9,029
04/2024	$8,886	$8,801
05/2024	$9,018	$8,950
06/2024	$9,139	$9,035
07/2024	$9,305	$9,246

Average Annual Total Returns (%)

	6 Months	1 Year	Since Inception (9/10/20)
Class C without Deferred Sales Charge Footnote Reference1	1.96%	5.34%	(1.84)%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	0.96%	4.34%	(1.84)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Top Country Exposure - % Investments

Value	Value
Germany	0.2
Australia	0.3
France	0.4
Ireland	0.7
United Kingdom	0.8
Canada	1.6
United States	96.0

Top Ten Industry Allocations - % Investments

Value	Value
Airlines	0.7
Oil & Gas	0.7
Commercial Services	0.8
Media	0.9
Pipelines	1.2
REITS	2.6
Electric	3.3
Insurance	3.3
Diversified Financial Services	6.5
Banks	6.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2024

Class C: NISCX

NIS_C 0724

American Beacon

NIS Core Plus Bond Fund

Class R6: NISRX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 2.40% for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Cumulative Performance from September 10, 2020 through July 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	Bloomberg US Aggregate Bond Index
09/2020	$10,000	$10,000
09/2020	$10,014	$10,001
10/2020	$9,968	$9,957
11/2020	$10,094	$10,054
12/2020	$10,160	$10,068
01/2021	$10,116	$9,996
02/2021	$9,980	$9,852
03/2021	$9,898	$9,729
04/2021	$9,987	$9,805
05/2021	$10,037	$9,837
06/2021	$10,127	$9,907
07/2021	$10,238	$10,017
08/2021	$10,236	$9,998
09/2021	$10,152	$9,912
10/2021	$10,160	$9,909
11/2021	$10,189	$9,938
12/2021	$10,167	$9,913
01/2022	$9,981	$9,699
02/2022	$9,868	$9,591
03/2022	$9,600	$9,325
04/2022	$9,249	$8,971
05/2022	$9,241	$9,029
06/2022	$9,077	$8,887
07/2022	$9,309	$9,104
08/2022	$9,090	$8,847
09/2022	$8,737	$8,465
10/2022	$8,605	$8,355
11/2022	$8,884	$8,662
12/2022	$8,879	$8,623
01/2023	$9,161	$8,888
02/2023	$8,974	$8,659
03/2023	$9,153	$8,879
04/2023	$9,223	$8,932
05/2023	$9,135	$8,835
06/2023	$9,120	$8,804
07/2023	$9,129	$8,797
08/2023	$9,094	$8,741
09/2023	$8,863	$8,519
10/2023	$8,731	$8,385
11/2023	$9,111	$8,764
12/2023	$9,472	$9,100
01/2024	$9,472	$9,075
02/2024	$9,371	$8,947
03/2024	$9,471	$9,029
04/2024	$9,248	$8,801
05/2024	$9,394	$8,950
06/2024	$9,530	$9,035
07/2024	$9,700	$9,246

Average Annual Total Returns (%)

	6 Months	1 Year	Since Inception (9/10/20)
R6 Class Footnote Reference1	2.40%	6.26%	(0.78)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Top Country Exposure - % Investments

Value	Value
Germany	0.2
Australia	0.3
France	0.4
Ireland	0.7
United Kingdom	0.8
Canada	1.6
United States	96.0

Top Ten Industry Allocations - % Investments

Value	Value
Airlines	0.7
Oil & Gas	0.7
Commercial Services	0.8
Media	0.9
Pipelines	1.2
REITS	2.6
Electric	3.3
Insurance	3.3
Diversified Financial Services	6.5
Banks	6.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2024

Class R6: NISRX

NIS_R6 0724

American Beacon

NIS Core Plus Bond Fund

Class Y: NISYX

Semi-Annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 2.53% for the six months ended July 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 1.89%.

• The investment strategy of the Fund’s sub-advisor utilizes both bottom-up and top-down inputs to select the best relative value securities available across a broad range of domestic fixed income sectors.

• Interest rates were volatile over the period as investors parsed incoming economic data. The U.S. Federal Reserve remained patient throughout its four meetings over the period.

• The Fund’s selection within the Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors added value to relative performance.

• The Fund’s overweight allocation in the Financials sector and selection within was additive to performance during the period.

Cumulative Performance from September 10, 2020 through July 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Y	Bloomberg US Aggregate Bond Index
09/2020	$100,000	$100,000
09/2020	$100,137	$100,012
10/2020	$99,663	$99,565
11/2020	$100,915	$100,542
12/2020	$101,565	$100,681
01/2021	$101,121	$99,959
02/2021	$99,753	$98,516
03/2021	$98,921	$97,285
04/2021	$99,808	$98,054
05/2021	$100,297	$98,374
06/2021	$101,189	$99,066
07/2021	$102,292	$100,173
08/2021	$102,263	$99,983
09/2021	$101,412	$99,117
10/2021	$101,380	$99,090
11/2021	$101,762	$99,383
12/2021	$101,541	$99,128
01/2022	$99,675	$96,993
02/2022	$98,531	$95,911
03/2022	$95,849	$93,246
04/2022	$92,340	$89,708
05/2022	$92,253	$90,286
06/2022	$90,603	$88,870
07/2022	$92,807	$91,041
08/2022	$90,724	$88,469
09/2022	$87,189	$84,646
10/2022	$85,867	$83,550
11/2022	$88,642	$86,622
12/2022	$88,587	$86,232
01/2023	$91,390	$88,885
02/2023	$89,520	$86,586
03/2023	$91,292	$88,786
04/2023	$91,991	$89,324
05/2023	$91,099	$88,351
06/2023	$90,841	$88,036
07/2023	$91,023	$87,975
08/2023	$90,668	$87,413
09/2023	$88,360	$85,192
10/2023	$87,033	$83,847
11/2023	$90,709	$87,644
12/2023	$94,408	$90,999
01/2024	$94,401	$90,749
02/2024	$93,388	$89,467
03/2024	$94,378	$90,293
04/2024	$92,188	$88,013
05/2024	$93,750	$89,505
06/2024	$94,987	$90,352
07/2024	$96,788	$92,463

Average Annual Total Returns (%)

	6 Months	1 Year	Since Inception (9/10/20)
Class Y Footnote Reference1	2.53%	6.33%	(0.84)%
Bloomberg US Aggregate Bond Index	1.89%	5.10%	(2.00)%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$6,379,221
# of Portfolio Holdings	301
Portfolio Turnover Rate	39%
Total Management Fees Paid	$16,975

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	5.1
U.S. Treasury Notes, 2.875%, Due 5/15/2032	4.7
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	2.7
U.S. Treasury Notes, 2.375%, Due 3/31/2029	2.4
U.S. Treasury Notes, 3.500%, Due 4/30/2030	2.1
U.S. Treasury Bonds, 3.875%, Due 2/15/2043	2.0
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.0
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.7
U.S. Treasury Notes, 4.375%, Due 5/15/2034	1.5
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073	1.1

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.7
U.S. Treasury Obligations	26.3
U.S. Agency Mortgage-Backed Obligations	10.0
Collateralized Mortgage Obligations	10.0
Asset-Backed Obligations	9.8
Commercial Mortgage-Backed Obligations	6.8
Foreign Corporate Obligations	4.0
Municipal Obligations	3.4

Top Country Exposure - % Investments

Value	Value
Germany	0.2
Australia	0.3
France	0.4
Ireland	0.7
United Kingdom	0.8
Canada	1.6
United States	96.0

Top Ten Industry Allocations - % Investments

Value	Value
Airlines	0.7
Oil & Gas	0.7
Commercial Services	0.8
Media	0.9
Pipelines	1.2
REITS	2.6
Electric	3.3
Insurance	3.3
Diversified Financial Services	6.5
Banks	6.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by Resolute Investment Distributors, Inc.

NIS Core Plus Bond Fund

Semi-Annual Shareholder Report - July 31, 2024

Class Y: NISYX

NIS_Y 0724

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Account Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon® FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

July 31, 2024

DEVELOPING WORLD INCOME FUND

NIS CORE PLUS BOND FUND

DWI_NIS 0724

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	July 31, 2024

Additional Fund Information	Back Cover

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Angola - 4.20%

Foreign Sovereign Obligations - 4.20%
Angola Government International Bonds,
8.250%, Due 5/9/2028A		$3,780,000	$3,581,323
8.000%, Due 11/26/2029B		4,000,000	3,617,228
8.750%, Due 4/14/2032A		2,480,000	2,215,453
8.750%, Due 4/14/2032B		3,475,000	3,104,315
9.375%, Due 5/8/2048A		4,346,000	3,650,640
9.125%, Due 11/26/2049A		8,799,000	7,251,573
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027A		1,478,571	1,423,125

Total Foreign Sovereign Obligations			24,843,657

Total Angola (Cost $25,662,628)			24,843,657

Argentina - 1.91%

Foreign Sovereign Obligations - 1.91%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		227,491	130,482
0.750%, Due 7/9/2030C D		2,906,414	1,566,558
4.125%, Due 7/9/2035C D		23,012,784	9,574,611

Total Foreign Sovereign Obligations			11,271,651

Total Argentina (Cost $12,838,902)			11,271,651

Armenia - 1.27%

Foreign Sovereign Obligations - 1.27%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	956,783
9.000%, Due 4/29/2026	AMD	325,000,000	833,883
9.250%, Due 4/29/2028	AMD	2,240,000,000	5,713,167

Total Foreign Sovereign Obligations			7,503,833

Total Armenia (Cost $7,313,834)			7,503,833

Azerbaijan - 0.48% (Cost $2,907,018)

Credit-Linked Notes - 0.48%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028B	AZN	5,000,000	2,815,794

Benin - 0.35% (Cost $2,449,726)

Foreign Sovereign Obligations - 0.35%
Benin Government International Bonds, 6.875%, Due 1/19/2052B	EUR	2,408,000	2,061,496

Cameroon - 1.47%

Foreign Sovereign Obligations - 1.47%
Republic of Cameroon International Bonds,
5.950%, Due 7/7/2032A	EUR	2,850,000	2,414,972
5.950%, Due 7/7/2032B	EUR	7,364,000	6,239,947

Total Foreign Sovereign Obligations			8,654,919

Total Cameroon (Cost $11,747,869)			8,654,919

Congo - 0.44% (Cost $2,600,000)

Credit-Linked Notes - 0.44%
Democratic Republic of Congo (Issuer Tugela BV), 12.276%, Due 12/14/2027, (6 mo. USD SOFR + 7.000%)B E		2,600,000	2,598,530

Costa Rica - 0.44% (Cost $2,255,788)

Foreign Sovereign Obligations - 0.44%
Costa Rica Government International Bonds, 9.200%, Due 2/21/2029A		2,300,000	2,624,300

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Dominican Republic - 3.54%

Foreign Sovereign Obligations - 3.54%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025A	DOP	105,000,000	$1,792,049
Dominican Republic International Bonds,
12.000%, Due 8/8/2025A	DOP	182,500,000	3,112,569
9.750%, Due 6/5/2026A	DOP	8,850,000	149,013
8.000%, Due 2/12/2027A	DOP	220,000,000	3,438,508
12.750%, Due 9/23/2029B	DOP	249,000,000	4,614,573
13.625%, Due 2/3/2033B	DOP	54,750,000	1,084,142
13.625%, Due 2/3/2033A	DOP	67,650,000	1,343,057
11.250%, Due 9/15/2035B	DOP	184,000,000	3,249,413
10.750%, Due 6/1/2036B	DOP	123,000,000	2,121,724

Total Foreign Sovereign Obligations			20,905,048

Total Dominican Republic (Cost $21,461,859)			20,905,048

Ecuador - 2.01%

Foreign Sovereign Obligations - 2.01%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030B C D		$1,556,850	1,051,494
6.900%, Due 7/31/2030A C D		2,482,000	1,676,339
5.500%, Due 7/31/2035B C D		3,789,045	2,001,200
5.500%, Due 7/31/2035A C D		11,674,000	6,165,671
5.000%, Due 7/31/2040B C D		1,625,550	783,975
5.000%, Due 7/31/2040A C D		438,000	211,240

Total Foreign Sovereign Obligations			11,889,919

Total Ecuador (Cost $13,963,170)			11,889,919

Egypt - 3.34%

Foreign Sovereign Obligations - 3.34%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	114,380
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	159,824
Egypt Government International Bonds,
3.875%, Due 2/16/2026A		1,781,000	1,668,405
7.500%, Due 1/31/2027A		1,139,000	1,106,809
6.375%, Due 4/11/2031A	EUR	443,000	387,998
8.875%, Due 5/29/2050A		8,661,000	6,738,085
7.500%, Due 2/16/2061A		2,600,000	1,769,914
Egypt Treasury Bills,
30.163%, Due 12/10/2024, Series 364D	EGP	242,825,000	4,570,874
28.769%, Due 12/17/2024, Series 364D	EGP	74,375,000	1,393,525
26.211%, Due 3/11/2025, Series 364D	EGP	1,000,000	17,753
25.900%, Due 5/20/2025, Series 364D	EGP	106,000,000	1,804,218

Total Foreign Sovereign Obligations			19,731,785

Total Egypt (Cost $20,252,205)			19,731,785

El Salvador - 2.49%

Foreign Sovereign Obligations - 2.49%
El Salvador Government International Bonds,
6.375%, Due 1/18/2027A		2,450,000	2,235,211
0.250%, Due 4/17/2030B		3,290,000	89,721
9.250%, Due 4/17/2030B		2,421,000	2,196,898
7.650%, Due 6/15/2035A		8,701,000	6,488,569
7.125%, Due 1/20/2050A		2,395,000	1,577,008
9.500%, Due 7/15/2052A		2,600,000	2,096,183

Total Foreign Sovereign Obligations			14,683,590

Total El Salvador (Cost $11,932,943)			14,683,590

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Ethiopia - 0.16% (Cost $1,064,104)

Foreign Sovereign Obligations - 0.16%
Ethiopia International Bonds, 6.625%, Due 12/11/2024A F		$1,223,000	$963,113

Gabon - 1.91%

Foreign Sovereign Obligations - 1.91%
Gabon Government International Bonds,
6.950%, Due 6/16/2025A		2,642,000	2,380,759
6.625%, Due 2/6/2031A		10,783,000	7,909,384
7.000%, Due 11/24/2031A		1,320,000	973,817

Total Foreign Sovereign Obligations			11,263,960

Total Gabon (Cost $13,231,703)			11,263,960

Ghana - 3.43%

Credit-Linked Notes - 0.01%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026A D F		139,548	68,030

Foreign Corporate Obligations - 0.35%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028B		2,124,000	2,049,644

Foreign Sovereign Obligations - 3.07%
Ghana Government International Bonds,
7.750%, Due 4/7/2029B F		1,641,000	829,320
10.750%, Due 10/14/2030A		3,509,000	2,357,781
8.125%, Due 3/26/2032A F		14,397,000	7,342,470
8.625%, Due 4/7/2034A F		3,140,000	1,607,633
7.875%, Due 2/11/2035A F		1,100,000	560,175
8.950%, Due 3/26/2051A F		220,000	112,805
8.750%, Due 3/11/2061A F		1,937,000	992,864
Republic of Ghana Government Bonds,
21.000%, Due 1/27/2025	GHS	1,680,000	102,190
19.250%, Due 6/23/2025	GHS	23,500,000	1,306,926
19.000%, Due 11/2/2026, Series 10YR	GHS	47,576,000	2,089,568
19.250%, Due 1/18/2027	GHS	19,750,000	848,222

Total Foreign Sovereign Obligations			18,149,954

Total Ghana (Cost $28,131,855)			20,267,628

Iraq - 1.44% (Cost $8,466,758)

Foreign Sovereign Obligations - 1.44%
Iraq International Bonds, 5.800%, Due 1/15/2028A		8,990,626	8,504,951

Ivory Coast - 3.46%

Credit-Linked Notes - 0.56%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026B	XOF	2,000,000,000	3,300,419

Foreign Sovereign Obligations - 2.90%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032A	EUR	7,091,000	6,494,743
6.125%, Due 6/15/2033A		5,766,000	5,119,170
6.625%, Due 3/22/2048A	EUR	6,559,000	5,536,592

Total Foreign Sovereign Obligations			17,150,505

Total Ivory Coast (Cost $21,230,540)			20,450,924

Jamaica - 0.12% (Cost $640,895)

Foreign Sovereign Obligations - 0.12%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	100,000,000	678,115

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Kazakhstan - 3.51%

Foreign Sovereign Obligations - 3.51%
Kazakhstan Government Bonds,
16.700%, Due 1/13/2025	KZT	2,725,122,000	$5,811,502
10.750%, Due 2/11/2025, Series 3YR	KZT	240,000,000	498,607
7.200%, Due 5/27/2025, Series 10Y	KZT	317,000,000	638,490
10.500%, Due 8/4/2026, Series 5YR	KZT	500,000,000	1,010,597
13.900%, Due 9/16/2026, Series 4YR	KZT	280,000,000	600,625
9.000%, Due 3/6/2027, Series 120	KZT	1,160,000,000	2,246,444
15.350%, Due 11/18/2027	KZT	630,000,000	1,415,605
10.400%, Due 4/12/2028, Series 7YR	KZT	970,000,000	1,905,082
5.000%, Due 4/18/2028, Series 16Y	KZT	2,330,000,000	3,834,278
15.300%, Due 3/3/2029	KZT	736,866,000	1,680,349
7.680%, Due 8/13/2029, Series 15Y	KZT	224,390,000	387,848
10.120%, Due 2/17/2034, Series 13YR	KZT	400,000,000	724,782

Total Foreign Sovereign Obligations			20,754,209

Total Kazakhstan (Cost $22,420,632)			20,754,209

Kenya - 3.91%

Foreign Sovereign Obligations - 3.91%
Republic of Kenya Government International Bonds,
7.000%, Due 5/22/2027A		$1,236,000	1,171,144
9.750%, Due 2/16/2031A		3,294,000	3,135,009
8.000%, Due 5/22/2032A		3,253,000	2,810,800
6.300%, Due 1/23/2034A		1,148,000	858,364
Republic of Kenya Infrastructure Bonds,
11.000%, Due 12/2/2024, Series 9YR	KES	25,000,000	189,394
12.500%, Due 5/12/2025, Series 9YR	KES	16,024,384	121,624
10.200%, Due 5/25/2026, Series 6YR	KES	15,500,000	107,810
11.000%, Due 10/12/2026, Series 12YR	KES	43,467,948	309,205
13.215%, Due 11/27/2028, Series 6YR	KES	124,600,000	883,194
10.850%, Due 4/2/2029, Series 9YR	KES	24,550,000	172,010
17.933%, Due 5/6/2030, Series 7Y	KES	47,000,000	361,946
18.461%, Due 8/9/2032, Series 8.5YR	KES	938,000,000	7,259,408
12.500%, Due 1/10/2033, Series 15YR	KES	631,000,000	4,019,834
11.750%, Due 10/8/2035, Series 16YR	KES	112,000,000	709,728
12.257%, Due 1/5/2037, Series 16Y	KES	152,000,000	981,493

Total Foreign Sovereign Obligations			23,090,963

Total Kenya (Cost $25,644,499)			23,090,963

Kyrgyzstan - 1.15%

Credit-Linked Notes - 1.15%
Republic of Kyrgyzstan (Issuer Rufiji BV), 8.000%, Due 5/26/2025	KGS	70,000,000	820,541
Republic of Kyrgyzstan (Issuer Tugela BV),
10.500%, Due 9/24/2024B	KGS	150,000,000	1,801,321
6.000%, Due 9/19/2025B	KGS	120,500,000	1,336,642
12.000%, Due 2/7/2028B	KGS	95,000,000	1,022,355
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028B	KGS	180,000,000	1,811,353

Total Credit-Linked Notes			6,792,212

Total Kyrgyzstan (Cost $8,050,419)			6,792,212

Lebanon - 0.24%

Foreign Sovereign Obligations - 0.24%
Lebanon Government International Bonds,
6.200%, Due 2/26/2025A D F		8,506,000	595,429
6.850%, Due 5/25/2029D F		11,973,000	838,110

Total Foreign Sovereign Obligations			1,433,539

Total Lebanon (Cost $2,729,632)			1,433,539

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Malawi - 0.84%

Credit-Linked Notes - 0.84%
Republic of Malawi (Issuer Tugela BV),
12.000%, Due 2/28/2025B		$400,000	$400,627
11.000%, Due 4/21/2025B		1,600,000	890,167
12.500%, Due 5/21/2025B		1,050,000	430,897
18.500%, Due 8/15/2026B		2,700,000	1,086,053
15.000%, Due 8/19/2026B		1,000,000	1,000,791
12.500%, Due 6/2/2027B		800,000	410,811
13.500%, Due 6/18/2027B		700,000	254,660
13.000%, Due 8/20/2027B		500,000	222,243
13.500%, Due 9/3/2027B		650,000	244,085

Total Credit-Linked Notes			4,940,334

Total Malawi (Cost $9,100,511)			4,940,334

Mongolia - 2.14%

Credit-Linked Notes - 2.14%
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027B	MNT	27,500,000,000	8,067,740
Republic of Mongolia (Issuer Frontera Capital BV), 7.500%, Due 10/25/2024B	MNT	11,287,921,348	3,277,181
Republic of Mongolia (Issuer Rufiji BV), 7.503% - 11.00%, Due 4/22/2025B D E	MNT	4,500,000,000	1,327,569

Total Credit-Linked Notes			12,672,490

Total Mongolia (Cost $13,545,498)			12,672,490

Mozambique - 4.30%

Credit-Linked Notes - 1.64%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
Due 3/26/2025D G	MZN	90,500,000	1,388,031
17.000%, Due 5/11/2025	MZN	100,000,000	1,488,639
14.500%, Due 11/13/2025	MZN	40,000,000	570,584
14.500%, Due 2/11/2027D	MZN	46,752,000	752,100
19.000%, Due 5/12/2028B	MZN	51,000,000	704,255
18.000%, Due 1/15/2029B	MZN	130,000,000	2,034,182
17.000%, Due 5/24/2029A B	MZN	188,500,000	2,747,201

Total Credit-Linked Notes			9,684,992

Foreign Sovereign Obligations - 2.66%
Mozambique International Bonds,
9.000%, Due 9/15/2031A C D		16,117,000	13,733,273
9.000%, Due 9/15/2031B C D		2,353,000	2,004,988

Total Foreign Sovereign Obligations			15,738,261

Total Mozambique (Cost $25,708,000)			25,423,253

Netherlands - 0.31% (Cost $1,867,220)

Foreign Corporate Obligations - 0.31%
Zambezi BV, 11.500%, Due 6/22/2035B	PYG	13,500,000,000	1,823,920

Nigeria - 3.65%

Credit-Linked Notes - 0.69%
Republic of Nigeria (Issuer ICBC Standard Bank PLC), Due 2/27/2025G H I	NGN	7,797,524,000	4,046,793

Foreign Corporate Obligations - 1.32%
Access Bank PLC, 6.125%, Due 9/21/2026B		1,207,000	1,143,633
BOI Finance BV, 7.500%, Due 2/16/2027B	EUR	1,811,000	1,836,047
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025B		1,029,000	1,026,530
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027B		1,215,000	1,184,139
SEPLAT Energy PLC, 7.750%, Due 4/1/2026B		631,000	622,553
United Bank for Africa PLC, 6.750%, Due 11/19/2026B		1,984,000	1,967,737

Total Foreign Corporate Obligations			7,780,639

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Nigeria - 3.65% (continued)

Foreign Sovereign Obligations - 1.64%
Nigeria Government Bonds,
12.500%, Due 1/22/2026, Series 10YR	NGN	856,000,000	$450,467
16.288%, Due 3/17/2027, Series 10YR	NGN	290,000,000	168,124
Nigeria Government International Bonds,
8.375%, Due 3/24/2029A		$2,233,000	2,099,087
7.875%, Due 2/16/2032A		4,338,000	3,768,464
7.375%, Due 9/28/2033A		2,365,000	1,933,388
8.250%, Due 9/28/2051A		1,170,000	900,900
Nigeria Treasury Bills,
18.844%, Due 11/7/2024, Series 364D	NGN	450,000,000	262,617
22.678%, Due 3/27/2025, Series 364D	NGN	218,000,000	113,938

Total Foreign Sovereign Obligations			9,696,985

Total Nigeria (Cost $25,002,219)			21,524,417

Pakistan - 4.31%

Foreign Sovereign Obligations - 4.31%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027A		2,065,000	1,768,774
7.375%, Due 4/8/2031A		5,999,000	4,761,706
Pakistan Treasury Bills,
20.400%, Due 12/26/2024, Series 12M	PKR	950,000,000	3,160,371
20.100%, Due 3/6/2025, Series 12M	PKR	1,150,000,000	3,705,643
20.770%, Due 4/3/2025, Series 12M	PKR	1,100,000,000	3,500,089
20.046%, Due 5/15/2025, Series 12M	PKR	1,232,000,000	3,852,721
39.646%, Due 5/29/2025, Series 12M	PKR	1,513,600,000	4,706,865

Total Foreign Sovereign Obligations			25,456,169

Total Pakistan (Cost $25,552,053)			25,456,169

Papua New Guinea - 0.94% (Cost $5,610,383)

Foreign Sovereign Obligations – 0.94%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028A		5,726,000	5,545,712

Paraguay - 1.52%

Credit-Linked Notes - 0.69%
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031B	PYG	13,700,000,000	1,758,575
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032B	PYG	16,600,000,000	2,334,295

Total Credit-Linked Notes			4,092,870

Foreign Sovereign Obligations - 0.83%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031A	PYG	12,000,000,000	1,639,470
7.900%, Due 2/9/2031B	PYG	23,803,000,000	3,252,025

Total Foreign Sovereign Obligations			4,891,495

Total Paraguay (Cost $9,341,743)			8,984,365

Republic of Mauritius - 0.17% (Cost $1,024,446)

Foreign Corporate Obligations - 0.17%
Axian Telecom, 7.375%, Due 2/16/2027B		1,038,000	1,026,583

Rwanda - 0.53%

Foreign Sovereign Obligations - 0.53%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031B		2,519,000	2,021,497
5.500%, Due 8/9/2031A		1,400,000	1,123,500

Total Foreign Sovereign Obligations			3,144,997

Total Rwanda (Cost $3,659,486)			3,144,997

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Senegal - 1.26%

Foreign Sovereign Obligations - 1.26%
Senegal Government International Bonds,
6.250%, Due 5/23/2033A		$2,955,000	$2,508,482
5.375%, Due 6/8/2037A	EUR	2,807,000	2,205,543
6.750%, Due 3/13/2048A		3,745,000	2,722,709

Total Foreign Sovereign Obligations			7,436,734

Total Senegal (Cost $8,537,874)			7,436,734

South Africa - 0.10% (Cost $1,000,000)

Foreign Corporate Obligations - 0.10%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026B		1,000,000	605,420

Sri Lanka - 2.96%

Foreign Sovereign Obligations - 2.96%
Sri Lanka Government Bonds,
9.000%, Due 5/1/2028, Series B	LKR	124,000,000	373,970
9.000%, Due 7/1/2028, Series A	LKR	514,000,000	1,542,095
11.000%, Due 5/15/2030	LKR	2,045,000,000	6,346,477
Sri Lanka Government International Bonds,
6.200%, Due 5/11/2027A F		9,007,000	4,993,519
6.750%, Due 4/18/2028A F		3,079,000	1,739,627
7.550%, Due 3/28/2030A F		3,913,000	2,178,022
Sri Lanka Treasury Bills, 10.128%, Due 3/7/2025, Series 364	LKR	107,000,000	334,864

Total Foreign Sovereign Obligations			17,508,574

Total Sri Lanka (Cost $18,716,871)			17,508,574

Supranational - 2.77%

Foreign Sovereign Obligations - 2.77%
European Bank for Reconstruction & Development,
15.000%, Due 9/21/2024		1,200,000	1,155,678
14.750%, Due 2/7/2025A		700,000	684,685
13.400%, Due 2/10/2025		1,000,000	916,533
16.100%, Due 4/11/2025	KES	400,000,000	3,085,671
12.750%, Due 5/30/2025		1,300,000	1,338,180
13.000%, Due 9/22/2025		500,000	459,134
7.400%, Due 12/7/2025	VND	29,495,000,000	1,159,124
International Finance Corp.,
11.000%, Due 10/18/2024	UZS	12,000,000,000	939,118
16.000%, Due 2/21/2025	UZS	15,000,000,000	1,167,075
14.250%, Due 5/2/2025	UZS	15,000,000,000	1,151,536
6.750%, Due 7/30/2026A	AZN	4,100,000	2,392,965
6.000%, Due 1/15/2027I	AZN	3,356,740	1,944,461

Total Foreign Sovereign Obligations			16,394,160

Total Supranational (Cost $17,053,585)			16,394,160

Suriname - 1.11% (Cost $6,373,214)

Foreign Sovereign Obligations - 1.11%
Suriname Government International Bonds, 7.950%, Due 7/15/2033, Cash (4.950%) or PIK (in-kind rate 3.000%)A		6,778,765	6,541,508

Tajikistan - 0.73% (Cost $4,327,267)

Foreign Sovereign Obligations - 0.73%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027A		4,507,000	4,340,043

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Togo - 0.16% (Cost $909,386)

Foreign Corporate Obligations - 0.16%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)B E		$944,000	$945,180

Trinidad and Tobago - 0.37% (Cost $2,141,040)

Foreign Corporate Obligations - 0.37%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029B		2,100,000	2,193,450

Tunisia - 1.62%

Foreign Sovereign Obligations - 1.62%
Tunisian Republic,
5.750%, Due 1/30/2025A		2,475,000	2,376,359
6.375%, Due 7/15/2026B	EUR	100,000	96,077
6.375%, Due 7/15/2026A	EUR	7,416,000	7,125,050

Total Foreign Sovereign Obligations			9,597,486

Total Tunisia (Cost $8,904,505)			9,597,486

Uganda - 3.14%

Foreign Sovereign Obligations - 3.14%
Republic of Uganda Government Bonds,
14.000%, Due 5/29/2025, Series 3YR	UGX	7,000,000,000	1,890,415
19.500%, Due 12/18/2025, Series 10YR	UGX	6,400,000,000	1,830,081
16.000%, Due 5/6/2027	UGX	2,500,000,000	684,424
14.250%, Due 8/23/2029	UGX	2,200,000,000	568,779
16.000%, Due 11/14/2030	UGX	6,940,000,000	1,897,686
17.000%, Due 4/3/2031, Series 15YR	UGX	3,460,000,000	981,767
16.375%, Due 3/4/2032, Series 15YR	UGX	3,836,900,000	1,061,771
14.375%, Due 2/3/2033	UGX	10,878,000,000	2,733,088
14.250%, Due 6/22/2034	UGX	19,013,300,000	4,724,493
16.250%, Due 11/8/2035	UGX	7,800,000,000	2,150,325

Total Foreign Sovereign Obligations			18,522,829

Total Uganda (Cost $18,808,868)			18,522,829

Ukraine - 0.55%

Foreign Sovereign Obligations - 0.55%
Ukraine Government Bonds, 12.700%, Due 10/30/2024H I	UAH	32,500,000	669,826
Ukraine Government International Bonds,
8.994%, Due 2/1/2026A		3,830,000	1,356,800
9.750%, Due 11/1/2030A		3,735,000	1,215,820

Total Foreign Sovereign Obligations			3,242,446

Total Ukraine (Cost $3,447,619)			3,242,446

United Kingdom - 0.17% (Cost $1,443,811)

Foreign Corporate Obligations - 0.17%
HSBC Bank PLC, Due 4/14/2025B G H I	NGN	1,984,000,000	990,664

United Republic of Tanzania - 0.35% (Cost $2,064,659)

Foreign Corporate Obligations - 0.35%
HTA Group Ltd., 7.500%, Due 6/4/2029B		2,075,000	2,080,876

United States - 6.10%

Corporate Obligations - 6.10%
Citigroup Global Markets Holdings, Inc.,
Due 11/12/2024B G	NGN	2,660,000,000	1,559,904
Due 2/10/2025G	NGN	3,476,814,695	1,904,450

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

United States - 6.10% (continued)

Corporate Obligations - 6.10% (continued)
Citigroup Global Markets Holdings, Inc., (continued)
Due 2/27/2025B G	NGN	2,124,962,236	$1,166,293
Due 2/27/2025G	NGN	5,015,540,116	2,752,797
Due 3/13/2025, Series EMTTG	EGP	260,866,694	4,608,412
Due 6/20/2025B G	NGN	3,610,908,206	1,797,602
Due 9/9/2025G	BDT	90,000,000	739,673
12.500%, Due 1/26/2026A	NGN	1,060,000,000	600,356
Due 4/8/2026G	BDT	76,000,000	645,312
12.300%, Due 6/9/2026B	BDT	446,700,000	3,796,533
12.400%, Due 5/17/2029B	BDT	137,313,000	1,170,329
18.500%, Due 2/25/2031B	NGN	5,219,438,057	2,967,763
JPMorgan Chase Bank NA,
Due 3/13/2025, Series E1TNB G	EGP	120,150,000	2,118,436
Due 3/20/2025G	EGP	150,125,000	2,635,349
Due 4/24/2025B G	EGP	273,325,000	4,695,156
18.350%, Due 7/23/2027B I	UZS	7,600,000,000	605,862
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028B		2,379,000	2,287,551

Total Corporate Obligations			36,051,778

Total United States (Cost $39,999,078)			36,051,778

Uruguay - 2.16%

Foreign Sovereign Obligations - 2.16%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	81,798,000	1,887,646
3.875%, Due 7/2/2040J	UYU	418,568,929	10,884,870

Total Foreign Sovereign Obligations			12,772,516

Total Uruguay (Cost $11,925,791)			12,772,516

Uzbekistan - 2.17%

Credit-Linked Notes - 0.16%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC), 16.000%, Due 1/23/2029B	UZS	13,125,000,000	957,623

Foreign Sovereign Obligations - 2.01%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026B	UZS	62,860,000,000	5,046,951
16.250%, Due 10/12/2026A	UZS	36,570,000,000	2,936,159
16.625%, Due 5/29/2027B	UZS	48,950,000,000	3,880,971

Total Foreign Sovereign Obligations			11,864,081

Total Uzbekistan (Cost $12,947,191)			12,821,704

Venezuela - 0.02% (Cost $1,250,000)

Foreign Corporate Obligations - 0.02%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024A D F		$1,250,000	144,375

Vietnam - 0.26% (Cost $1,535,852)

Foreign Sovereign Obligations - 0.26%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025A		1,667,000	1,531,649

Zambia - 4.39%

Credit-Linked Notes - 0.36%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026B	ZMW	65,213,869	2,110,014

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount*		Fair Value

Zambia - 4.39% (continued)

Foreign Corporate Obligations - 0.17%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027A		$523,000	$514,181
8.625%, Due 6/1/2031B		499,000	496,525

Total Foreign Corporate Obligations			1,010,706

Foreign Sovereign Obligations - 3.86%
Zambia Government Bonds,
10.000%, Due 12/27/2024, Series 3YR	ZMW	11,000,000	417,238
12.000%, Due 4/23/2025, Series 7YR	ZMW	7,800,000	293,551
11.000%, Due 1/25/2026, Series 5YR	ZMW	114,100,000	3,979,694
12.000%, Due 6/17/2026, Series 7YR	ZMW	12,000,000	411,371
15.000%, Due 8/18/2026I	ZMW	12,000,000	428,193
10.000%, Due 8/21/2026, Series 3Y	ZMW	20,700,000	673,919
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	2,217,484
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	772,502
13.000%, Due 12/17/2028, Series 10YR	ZMW	30,000,000	868,358
13.000%, Due 7/27/2030, Series 10YR	ZMW	8,000,000	207,045
13.000%, Due 1/25/2031, Series 10YR	ZMW	84,800,000	2,125,952
13.000%, Due 6/26/2033, Series 10Y	ZMW	9,000,000	198,123
Zambia Government International Bonds,
5.750%, Due 6/30/2033A C D		7,602,969	6,652,598
0.500%, Due 12/31/2053A		7,096,361	3,574,792

Total Foreign Sovereign Obligations			22,820,820

Total Zambia (Cost $29,292,439)			25,941,540

	Shares

SHORT-TERM INVESTMENTS - 6.37% (Cost $37,657,148)

Investment Companies - 6.37%
American Beacon U.S. Government Money Market Select Fund, 5.21%K L		37,657,148	37,657,148

TOTAL INVESTMENTS - 96.73% (Cost $615,744,736)			571,646,456
OTHER ASSETS, NET OF LIABILITIES - 3.27%			19,304,611

TOTAL NET ASSETS - 100.00%			$590,951,067

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $136,451,668 or 23.09% of net assets. The Fund has no right to demand registration of these securities.

C Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2024. The maturity date disclosed represents the final maturity date.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2024.

F Default Security. At period end, the amount of securities in default was $22,965,492 or 3.89% of net assets.

G Zero coupon bond.

H Value was determined using significant unobservable inputs.

I Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $8,685,799 or 1.47% of net assets.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

J Inflation-Indexed Note.

K 7-day yield.

L The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Forward Foreign Currency Contracts Open on July 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	18,742,961	EUR	18,712,433	10/11/2024	BRC	$30,528	$-	$30,528
USD	17,831,389	EUR	17,981,174	8/21/2024	SSB	-	(149,785)	(149,785)
EGP	1,189,530	USD	1,187,755	10/15/2024	UBS	1,775	-	1,775

						$32,303	$(149,785)	$(117,482)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BRC	Barclays Bank PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

Currency Abbreviations:
AMD	Armenian Dram
AZN	Azerbaijan Manat
BDT	Bangladeshi Taka
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan Guarani
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
XOF	West African Communaute Financiere Africaine Franc
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$-	$2,815,794	$-	$2,815,794
Congo	-	2,598,530	-	2,598,530
Ghana	-	68,030	-	68,030
Ivory Coast	-	3,300,419	-	3,300,419
Kyrgyzstan	-	6,792,212	-	6,792,212
Malawi	-	4,940,334	-	4,940,334
Mongolia	-	12,672,490	-	12,672,490
Mozambique	-	9,684,992	-	9,864,992
Nigeria	-	-	4,046,793	4,046,793
Paraguay	-	4,092,870	-	4,092,870
Uzbekistan	-	957,623	-	957,623
Zambia	-	2,110,014	-	2,110,014
Foreign Sovereign Obligations
Angola	-	24,843,657	-	24,843,657
Argentina	-	11,271,651	-	11,271,651
Armenia	-	7,503,833	-	7,503,833
Benin	-	2,061,496	-	2,061,496
Cameroon	-	8,654,919	-	8,654,919
Costa Rica	-	2,624,300	-	2,624,300
Dominican Republic	-	20,905,048	-	20,905,048
Ecuador	-	11,889,919	-	11,889,919
Egypt	-	19,731,785	-	19,731,785
El Salvador	-	14,683,590	-	14,683,590
Ethiopia	-	963,113	-	963,113
Gabon	-	11,263,960	-	11,263,960
Ghana	-	18,149,954	-	18,149,954
Iraq	-	8,504,951	-	8,504,951
Ivory Coast	-	17,150,505	-	17,150,505
Jamaica	-	678,115	-	678,115
Kazakhstan	-	20,754,209	-	20,754,209
Kenya	-	23,090,963	-	23,090,963
Lebanon	-	1,433,539	-	1,433,539
Mozambique	-	15,738,261	-	15,738,261
Nigeria	-	9,696,985	-	9,696,985
Pakistan	-	25,456,169	-	25,456,169
Papua New Guinea	-	5,545,712	-	5,545,712
Paraguay	-	4,891,495	-	4,891,495
Rwanda	-	3,144,997	-	3,144,997
Senegal	-	7,436,734	-	7,436,734
Sri Lanka	-	17,508,574	-	17,508,574
Supranational	-	16,394,160		16,394,160
Suriname	-	6,541,508	-	6,541,508
Tajikistan	-	4,340,043	-	4,340,043
Tunisia	-	9,597,486	-	9,597,486
Uganda	-	18,522,829	-	18,522,829
Ukraine	-	2,572,620	669,826	32,42,446
Uruguay	-	12,772,516	-	12,772,516
Uzbekistan	-	11,864,081	-	11,864,081
Vietnam	-	1,531,649	-	1,531,649
Zambia	-	22,820,820		22,820,820
Foreign Corporate Obligations
Ghana	-	2,049,644	-	2,049,644
Netherlands	-	1,823,920	-	1,823,920
Nigeria	-	7,780,639	-	7,780,639
Republic of Mauritius	-	1,026,583	-	1,026,583

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Corporate Obligations (continued)
South Africa	$-	$605,420	$-	$605,420
Togo	-	945,180	-	945,180
Trinidad and Tobago	-	2,193,450	-	2,193,450
United Kingdom	-	-	990,664	990,664
United Republic of Tanzania	-	2,080,876	-	2,080,876
Venezuela	-	144,375	-	144,375
Zambia	-	1,010,706	-	1,010,706
Corporate Obligations
United States	-	36,051,778		36,051,778
Short-Term Investments	37,657,148	-	-	37,657,148

Total Investments in Securities - Assets	$37,657,148	$528,282,025	$5,707,283	$571,646,456

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$32,303	$-	$32,303

Total Financial Derivative Instruments - Assets	$-	$32,303	$-	$32,303

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(149,785)	$-	$(149,785)

Total Financial Derivative Instruments - Liabilities	$-	$(149,785)	$-	$(149,785)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2024	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2024	Unrealized Appreciation (Depreciation) at period End*
Foreign Sovereign Obligations	$6,687,571	$915,376	$6,924,078	$(44,195)	$(3,272,269)	$3,307,421	$-	$-	$669,826	$(211,552)
Credit-Linked Notes	-	4,083,042	-	425,258	-	(461,507)	-	-	4,046,793	(461,507)
Foreign Corporate Obligations	-	1,370,703	-	73,108	-	(453,147)	-	-	990,664	(453,147)

	$6,687,571	$6,369,121	$6,924,078	$454,171	$(3,272,269)	$2,392,767	$-	$-	$5,707,283	$(1,126,206)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciations (depreciation) on the Statements of Operations.

For the period ended July 31, 2024, one foreign sovereign obligation was fair valued at $669,826, one credit-linked note was fair valued at $4,046,793, and one foreign corporate obligation was fair valued at $990,664 by the Fair Value Committee. Due to severe disruptions in the market brought about by the Russian attack on Ukraine, the Fair Value Committee voted to apply a 15% liquidity discount to the daily pricing vendor fair value prices, thus the foreign sovereign obligations have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 29.36%

Basic Materials - 0.23%

Chemicals - 0.23%
Mativ Holdings, Inc., 6.875%, Due 10/1/2026A	$15,000	$14,972

Communications - 1.63%

Internet - 0.24%
Cogent Communications Group LLC, 7.000%, Due 6/15/2027A	15,000	15,133

Media - 0.92%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A	15,000	12,750
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.250%, Due 1/15/2029	10,000	8,720
6.550%, Due 6/1/2034	15,000	15,334
Comcast Corp., 3.999%, Due 11/1/2049	10,000	7,971
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	13,751

		58,526

Telecommunications - 0.47%
AT&T, Inc., 3.650%, Due 6/1/2051	10,000	7,225
Cisco Systems, Inc., 5.300%, Due 2/26/2054	5,000	5,013
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	10,000	9,374
Verizon Communications, Inc., 2.550%, Due 3/21/2031	10,000	8,647

		30,259

Total Communications		103,918

Consumer, Cyclical - 1.62%

Airlines - 0.70%
American Airlines Pass-Through Trust,
3.350%, Due 4/15/2031, 2017 2 AA	10,129	9,431
3.150%, Due 8/15/2033, 2019 1 Series AA	11,745	10,709
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 11.000%, Due 4/15/2029A	25,625	24,344

		44,484

Auto Manufacturers - 0.24%
General Motors Financial Co., Inc., 6.100%, Due 1/7/2034	15,000	15,394

Auto Parts & Equipment - 0.23%
Clarios Global LP/Clarios U.S. Finance Co., 8.500%, Due 5/15/2027A	15,000	15,108

Leisure Time - 0.24%
Viking Cruises Ltd., 7.000%, Due 2/15/2029A	15,000	15,147

Retail - 0.21%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	15,000	13,460

Total Consumer, Cyclical		103,593

Consumer, Non-Cyclical - 1.81%

Beverages - 0.16%
Coca-Cola Co., 5.300%, Due 5/13/2054	10,000	10,136

Biotechnology - 0.15%
Amgen, Inc., 4.050%, Due 8/18/2029	10,000	9,695

Commercial Services - 0.83%
Block, Inc., 6.500%, Due 5/15/2032A	15,000	15,249
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,700
TriNet Group, Inc., 7.125%, Due 8/15/2031A	15,000	15,433
University of Southern California, 3.028%, Due 10/1/2039	10,000	8,227

		52,609

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 29.36% (continued)

Consumer, Non-Cyclical - 1.81% (continued)

Health Care - Services - 0.51%
Catalent Pharma Solutions, Inc., 3.125%, Due 2/15/2029A	$15,000	$14,487
Centene Corp., 3.375%, Due 2/15/2030	10,000	9,009
Elevance Health, Inc., 5.125%, Due 2/15/2053	5,000	4,680
Marshfield Clinic Health System, Inc., 2.703%, Due 2/15/2030, Series 2020	5,000	4,364

		32,540

Pharmaceuticals - 0.16%
Cardinal Health, Inc., 5.450%, Due 2/15/2034	10,000	10,202

Total Consumer, Non-Cyclical		115,182

Energy - 1.40%

Oil & Gas - 0.55%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	10,000	9,870
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.000%, Due 8/1/2026A	15,000	14,913
Phillips 66 Co., 5.250%, Due 6/15/2031	10,000	10,163

		34,946

Pipelines - 0.85%
Energy Transfer LP, 5.750%, Due 2/15/2033	10,000	10,246
MPLX LP, 5.500%, Due 6/1/2034	5,000	5,018
New Fortress Energy, Inc., 8.750%, Due 3/15/2029A	15,000	13,602
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	10,000	9,691
Venture Global LNG, Inc., 8.125%, Due 6/1/2028A	15,000	15,610

		54,167

Total Energy		89,113

Financial - 17.75%

Banks - 5.90%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	14,302
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,678
5.819%, Due 9/15/2029, (Secured Overnight Financing Rate + 1.570%)B	10,000	10,328
Bank of New York Mellon Corp.,
3.700%, Due 3/20/2026, Series H, (5 yr. CMT + 3.352%)B C	30,000	28,678
6.317%, Due 10/25/2029, (Secured Overnight Financing Rate + 1.598%)B	10,000	10,579
4.289%, Due 6/13/2033, (Secured Overnight Financing Rate + 1.418%)B	10,000	9,522
Citigroup, Inc.,
4.000%, Due 12/10/2025, Series W, (5 yr. CMT + 3.597%)B C	25,000	23,926
2.666%, Due 1/29/2031, (Secured Overnight Financing Rate + 1.146%)B	20,000	17,739
6.174%, Due 5/25/2034, (Secured Overnight Financing Rate + 2.661%)B	10,000	10,346
Comerica, Inc., 5.982%, Due 1/30/2030, (Secured Overnight Financing Rate + 2.155%)B	10,000	9,996
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	14,686
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (Secured Overnight Financing Rate + 1.114%)B	10,000	9,423
1.992%, Due 1/27/2032, (Secured Overnight Financing Rate + 1.090%)B	10,000	8,268
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,202
JPMorgan Chase & Co., 5.766%, Due 4/22/2035, (Secured Overnight Financing Rate + 1.490%)B	10,000	10,443
Morgan Stanley,
1.512%, Due 7/20/2027, (Secured Overnight Financing Rate+ 0.858%)B	10,000	9,340
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)B	5,000	4,042
PNC Financial Services Group, Inc., 5.492%, Due 5/14/2030, (Secured Overnight Financing Rate + 1.198%)B	10,000	10,214
Regions Financial Corp., 5.722%, Due 6/6/2030, (Secured Overnight Financing Rate + 1.490%)B	10,000	10,153
Santander Holdings USA, Inc., 6.565%, Due 6/12/2029, (Secured Overnight Financing Rate + 2.700%)B	10,000	10,362
State Street Corp., 4.821%, Due 1/26/2034, (Secured Overnight Financing Rate + 1.567%)B	10,000	9,848
Truist Bank, 2.636%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,730

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 29.36% (continued)

Financial - 17.75% (continued)

Banks - 5.90% (continued)
Truist Financial Corp.,
7.161%, Due 10/30/2029, (Secured Overnight Financing Rate + 2.446%)B	$10,000	$10,742
5.100%, Due 3/1/2030, Series Q, (10 yr. CMT + 4.349%)B C	25,000	23,350
U.S. Bancorp,
4.839%, Due 2/1/2034, (Secured Overnight Financing Rate + 1.600%)B	20,000	19,332
2.491%, Due 11/3/2036, (5 yr. CMT + 0.950%)B	10,000	8,041
Wells Fargo & Co.,
3.900%, Due 3/15/2026, Series BB, (5 yr. CMT + 3.453%)B C	24,000	22,934
5.574%, Due 7/25/2029, (Secured Overnight Financing Rate + 1.740%)B	10,000	10,213
5.389%, Due 4/24/2034, (Secured Overnight Financing Rate + 2.020%)B	10,000	10,083

		376,500

Diversified Financial Services - 5.46%
Aircastle Ltd., 2.850%, Due 1/26/2028A	25,000	22,933
Ally Financial, Inc., 4.700%, Due 5/15/2026, Series B, (5 yr. CMT + 3.868%)B C	20,000	18,250
Blackstone Holdings Finance Co. LLC, 1.600%, Due 3/30/2031A	15,000	12,088
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	15,000	15,974
Capital One Financial Corp.,
3.950%, Due 9/1/2026, Series M, (5 yr. CMT + 3.157%)B C	25,000	23,076
3.273%, Due 3/1/2030, (Secured Overnight Financing Rate + 1.790%)B	10,000	9,182
2.618%, Due 11/2/2032, (Secured Overnight Financing Rate + 1.265%)B	10,000	8,293
6.051%, Due 2/1/2035, (Secured Overnight Financing Rate + 2.260%)B	10,000	10,240
Charles Schwab Corp.,
4.000%, Due 6/1/2026, Series I, (5 yr. CMT + 3.168%)B C	25,000	23,348
5.853%, Due 5/19/2034, (Secured Overnight Financing Rate + 2.500%)B	20,000	20,672
6.136%, Due 8/24/2034, (Secured Overnight Financing Rate + 2.010%)B	10,000	10,553
Enact Holdings, Inc., 6.250%, Due 5/28/2029	10,000	10,148
Encore Capital Group, Inc., 8.500%, Due 5/15/2030A	15,000	15,556
Jefferson Capital Holdings LLC, 9.500%, Due 2/15/2029A	15,000	15,736
LPL Holdings, Inc.,
4.625%, Due 11/15/2027A	20,000	19,498
6.750%, Due 11/17/2028	25,000	26,320
Mastercard, Inc., 4.875%, Due 5/9/2034	10,000	10,103
Nasdaq, Inc., 5.550%, Due 2/15/2034	10,000	10,235
PennyMac Financial Services, Inc., 7.875%, Due 12/15/2029A	10,000	10,465
PRA Group, Inc., 5.000%, Due 10/1/2029A	20,000	17,675
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	7,506
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,532
StoneX Group, Inc., 7.875%, Due 3/1/2031A	15,000	15,613

		347,996

Insurance - 3.05%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	23,874
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	10,000	9,423
7.500%, Due 11/6/2030A	10,000	10,150
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	8,182
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,128
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,170
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, Due 5/15/2031A	15,000	15,445
Chubb INA Holdings LLC, 5.000%, Due 3/15/2034	10,000	10,073
Essent Group Ltd., 6.250%, Due 7/1/2029	10,000	10,177
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	33,611
Marsh & McLennan Cos., Inc., 5.150%, Due 3/15/2034	5,000	5,095
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,077
Old Republic International Corp., 5.750%, Due 3/28/2034	10,000	10,134

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 29.36% (continued)

Financial - 17.75% (continued)

Insurance - 3.05% (continued)
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	$15,000	$15,392
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,603

		194,534

Private Equity - 0.22%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	15,000	14,315

Real Estate - 0.54%
CBRE Services, Inc., 2.500%, Due 4/1/2031	10,000	8,491
Newmark Group, Inc., 7.500%, Due 1/12/2029	25,000	26,265

		34,756

REITS - 2.58%
Alexandria Real Estate Equities, Inc.,
4.700%, Due 7/1/2030	10,000	9,828
3.375%, Due 8/15/2031	10,000	9,001
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,297
DOC DR LLC, 3.950%, Due 1/15/2028	15,000	14,521
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	12,790
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	25,000	23,445
2.000%, Due 3/15/2031	10,000	8,062
Invitation Homes Operating Partnership LP, 2.000%, Due 8/15/2031	10,000	8,093
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	25,000	23,881
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,394
Regency Centers LP, 3.700%, Due 6/15/2030	15,000	14,081
Rexford Industrial Realty LP, 2.125%, Due 12/1/2030	15,000	12,531
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,418

		164,342

Total Financial		1,132,443

Industrial - 0.79%

Aerospace/Defense - 0.23%
Boeing Co., 5.805%, Due 5/1/2050	5,000	4,638
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	10,000	10,149

		14,787

Environmental Control - 0.08%
Waste Management, Inc., 4.950%, Due 7/3/2031	5,000	5,073

Machinery - Diversified - 0.16%
AGCO Corp., 5.800%, Due 3/21/2034	10,000	10,148

Transportation - 0.08%
Burlington Northern Santa Fe LLC, 5.500%, Due 3/15/2055	5,000	5,113

Trucking & Leasing - 0.24%
Fortress Transportation & Infrastructure Investors LLC, 9.750%, Due 8/1/2027A	15,000	15,375

Total Industrial		50,496

Technology - 0.88%

Computers - 0.08%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	5,000	5,139

Semiconductors - 0.30%
Broadcom, Inc., 4.150%, Due 11/15/2030	20,000	19,186

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 29.36% (continued)

Technology - 0.88% (continued)

Software - 0.50%
Atlassian Corp., 5.500%, Due 5/15/2034	$10,000	$10,101
Oracle Corp., 3.950%, Due 3/25/2051	15,000	11,346
Take-Two Interactive Software, Inc., 5.600%, Due 6/12/2034	10,000	10,157

		31,604

Total Technology		55,929

Utilities - 3.25%

Electric - 3.25%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	9,924
DTE Electric Co., 5.200%, Due 4/1/2033	10,000	10,176
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	9,304
Duke Energy Ohio, Inc., 2.125%, Due 6/1/2030	15,000	12,956
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, Series A	5,000	5,145
Eversource Energy, 1.650%, Due 8/15/2030, Series R	20,000	16,497
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,212
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	23,590
PG&E Recovery Funding LLC, 5.536%, Due 7/15/2049, Series A-3	10,000	10,266
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, Series A-3	15,000	14,066
4.451%, Due 12/1/2049, Series A-4	25,000	22,306
4.674%, Due 12/1/2053, Series A-5	25,000	23,047
5.099%, Due 6/1/2054, Series A-5	20,000	19,742
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	10,000	10,033
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,136

		207,400

Total Utilities		207,400

Total Corporate Obligations (Cost $1,876,732)		1,873,046

FOREIGN CORPORATE OBLIGATIONS - 3.93%

Basic Materials - 0.48%

Mining - 0.48%
BHP Billiton Finance USA Ltd., 5.250%, Due 9/8/2030	15,000	15,447
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	15,000	15,378

		30,825

Total Basic Materials		30,825

Communications - 0.22%

Telecommunications - 0.22%
Altice France SA, 5.125%, Due 1/15/2029A	20,000	13,884

Consumer, Cyclical - 0.24%

Auto Parts & Equipment - 0.24%
ZF North America Capital, Inc., 6.750%, Due 4/23/2030A	15,000	15,282

Consumer, Non-Cyclical - 0.16%

Health Care - Products - 0.16%
Smith & Nephew PLC, 5.400%, Due 3/20/2034	10,000	10,072

Energy - 0.45%

Oil & Gas - 0.16%
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	10,075

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.93% (continued)

Energy - 0.45% (continued)

Pipelines - 0.29%
Enbridge, Inc., 5.950%, Due 4/5/2054	$10,000	$10,129
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	10,000	8,579

		18,708

Total Energy		28,783

Financial - 2.38%

Banks - 0.88%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,520
Bank of Nova Scotia, 5.650%, Due 2/1/2034	10,000	10,380
Barclays PLC,
7.385%, Due 11/2/2028, (1 yr. CMT + 3.300%)B	10,000	10,637
8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,408
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	10,066

		56,011

Diversified Financial Services - 0.92%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	43,391
Macquarie Airfinance Holdings Ltd., 6.400%, Due 3/26/2029A	15,000	15,398

		58,789

Insurance - 0.25%
Jones Deslauriers Insurance Management, Inc., 10.500%, Due 12/15/2030A	15,000	16,090

Private Equity - 0.33%
Brookfield Finance, Inc.,
6.350%, Due 1/5/2034	10,000	10,706
5.968%, Due 3/4/2054	10,000	10,206

		20,912

Total Financial		151,802

Total Foreign Corporate Obligations (Cost $248,251)		250,648

ASSET-BACKED OBLIGATIONS - 9.64%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019 A AA	53,088	50,774
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	10,113	9,301
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021 N3 D	5,571	5,338
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003 1 M2D	57,788	56,744
Citicorp Residential Mortgage Trust, 4.769%, Due 3/25/2037, 2007 1 A5D	6,722	6,657
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022 1A AA	7,915	7,114
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997 1 M1E	22,810	22,839
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021 1A A2IIA	9,750	8,702
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021 4A D	25,000	24,090
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073, 2023-S2 A3A D	69,651	69,103
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1D	40,973	39,750
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021 C C	15,000	14,190
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005 1 B	28,376	28,494
5.787%, Due 10/15/2040, 2006 1 AA	32,343	32,125
8.311%, Due 10/15/2040, 2006 1 BA	15,043	15,399
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	22,349	22,028
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	12,131	11,976
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018 DA A2AA	8,216	8,053
6.493%, Due 12/15/2059, 2019 D A2B, (1 mo. USD Term SOFR + 1.164%)A B	8,944	8,953
1.110%, Due 2/18/2070, 2021 FA AA	12,328	10,631
5.510%, Due 10/15/2071, 2023 A AA	8,446	8,544

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

ASSET-BACKED OBLIGATIONS - 9.64% (continued)
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019 BA A2AA	$13,517	$13,059
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021 2A AA	4,737	4,660
Salomon Mortgage Loan Trust, 4.691%, Due 11/25/2033, 2001 CB4 1M1, (1 mo. USD Term SOFR + 1.614%)B	18,320	19,451
Santander Drive Auto Receivables Trust, 1.670%, Due 10/15/2027, 2021 4 D	20,000	19,342
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021 1A BA	7,155	6,836
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	5,680	5,535
1.290%, Due 7/15/2053, 2020 B A1AA	8,267	7,627
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021 A AFXA	4,841	4,164
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIA	19,650	17,282
U.S. Small Business Administration,
4.910%, Due 1/1/2048, 2023 25A 1	18,621	18,743
4.610%, Due 2/1/2048, 2023 25B 1	14,192	14,028
4.480%, Due 4/1/2048, 2023 25D 1	9,659	9,469
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021 1A A2A	15,000	13,879

Total Asset-Backed Obligations (Cost $617,634)		614,880

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.87%
Bear Stearns ARM Trust, 4.757%, Due 2/25/2035, 2004 12 2A1B E	8,792	8,501
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003 AC5 A5D	31,654	31,252
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021 RM2 AA E	40,149	36,659
4.500%, Due 5/25/2064, 2024-RM8 A1A	49,354	46,385
Chase Mortgage Finance Corp.,
3.734%, Due 12/25/2045, 2016 SH2 M2A E	13,422	12,199
3.734%, Due 12/25/2045, 2016 SH2 M3A E	27,279	24,479
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004 4 A19	15,364	14,940
Finance of America Structured Securities Trust JR2, 2.000%, Due 9/25/2069, 2019 1R AA	54,479	60,018
Government National Mortgage Association REMICS, 5.208%, Due 6/20/2045, 2023-32 WE	20,123	20,181
GreenPoint Mortgage Pass-Through Certificates, 6.757%, Due 10/25/2033, 2003 1 A1B E	24,585	23,258
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021 INV2 A2A E	33,759	27,408
2.500%, Due 7/25/2052, 2022 1 A3A E	46,810	38,031
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016 2A A1A E	29,328	27,686
6.514%, Due 1/25/2048, 2018 4A B1, (1 mo. USD Term SOFR + 1.164%)A B	66,373	65,540
5.632%, Due 11/25/2054, 2014 3A B3A B E	19,875	19,235
4.000%, Due 3/25/2057, 2017 2A A3A E	36,307	34,584
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004 CL1 1A1	21,241	20,637
RCKT Mortgage Trust, 6.147%, Due 6/25/2044, 2024-CES4 A1AA D	49,288	49,743
Residential Funding Mortgage Securities I Trust, 5.500%, Due 12/25/2034, 2004 S9 1A23	12,095	11,352
WaMu Mortgage Pass-Through Certificates Trust, 6.764%, Due 8/25/2033, 2003-AR7 A7B E	57,958	57,323

Total Collateralized Mortgage Obligations (Cost $651,577)		629,411

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.72%
Bank,
4.399%, Due 8/15/2055, 2022 BNK43 A5	15,000	14,283
3.265%, Due 9/15/2060, 2017 BNK7 ASB	28,455	27,710
BBCMS Mortgage Trust,
6.000%, Due 9/15/2056, 2023 C21 A5E	15,000	16,026
5.829%, Due 5/15/2057, 2024-C26 A5	10,000	10,598
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020 B19 AS	30,000	23,693
1.978%, Due 12/17/2053, 2020 B21 A5	10,000	8,309
2.254%, Due 12/17/2053, 2020 B21 AS	10,000	8,168
3.717%, Due 3/15/2062, 2019-B10 A4	10,000	9,420
BX Trust, 7.494%, Due 8/15/2039, 2022 GPA A, (1 mo. USD Term SOFR + 2.165%)A B	19,629	19,678

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.72% (continued)
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019 GC44 A5	$10,000	$9,067
DC Office Trust, 3.072%, Due 9/15/2045, 2019 MTC DA E	10,000	6,215
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,473
3.710%, Due 9/25/2032, K-150 A2E	15,000	14,185
2.481%, Due 7/25/2034, K-1514 A1	13,106	11,692
1.238%, Due 1/25/2035, K-1516 A1	51,260	41,675
Federal National Mortgage Association-ACES,
3.543%, Due 9/25/2028, 2019 M1 A2E	22,662	21,921
3.610%, Due 2/25/2031, 2019 M4 A2	9,122	8,666
1.714%, Due 7/25/2031, 2021 M17 A2E	10,000	8,322
4.400%, Due 7/25/2033, 2023 M5 A2E	15,000	14,731
FREMF Mortgage Trust, 3.994%, Due 12/25/2050, 2018 K72 BA E	20,000	19,219
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018 SB45 A10FE	9,022	8,656
6.151%, Due 7/25/2038, 2018 SB55 A5H, (30 day USD SOFR Average + 0.814%)B	7,211	7,183
JPMBB Commercial Mortgage Securities Trust,
3.559%, Due 7/15/2048, 2015 C30 ASB	5,890	5,858
3.822%, Due 7/15/2048, 2015 C30 A5	10,000	9,697
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016 C31 A4	13,658	13,019
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018 2 AA E	14,145	13,582
4.120%, Due 3/25/2049, 2019 1 M3A E	21,078	18,314
6.650%, Due 6/25/2054, 2024-3 AA E	49,574	50,191

Total Commercial Mortgage-Backed Obligations (Cost $447,164)		428,551

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.92%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	26,503	23,946
3.500%, Due 9/1/2046	34,066	31,623
3.000%, Due 5/1/2047	48,372	43,230
3.000%, Due 11/1/2049	25,614	22,765

		121,564

Federal National Mortgage Association,
4.500%, Due 7/1/2031	15,437	15,353
2.500%, Due 4/1/2037E	32,637	29,753
2.500%, Due 12/1/2037E	34,842	31,672
2.500%, Due 2/1/2042E	35,748	31,615
2.000%, Due 3/1/2042	24,939	21,242
2.500%, Due 4/1/2042	42,159	36,904
3.000%, Due 6/1/2042	43,185	39,021
4.000%, Due 2/1/2043E	26,152	25,167
5.000%, Due 6/1/2043E	26,029	25,995
6.000%, Due 10/1/2043E	46,696	47,645
4.000%, Due 12/1/2043	12,401	11,933
4.000%, Due 3/1/2046E	23,999	23,094
2.500%, Due 12/1/2046E	30,559	26,370
3.000%, Due 12/1/2046	26,476	23,615
3.000%, Due 1/1/2048E	38,335	34,245
3.000%, Due 2/1/2048E	21,213	18,915
3.000%, Due 8/1/2048E	43,809	38,907

		481,446

Government National Mortgage Association, 3.500%, Due 4/20/2046	31,810	29,599

Total U.S. Agency Mortgage-Backed Obligations (Cost $658,330)		632,609

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 25.97%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	$255,000	$173,818
3.875%, Due 2/15/2043	139,000	128,999
2.500%, Due 2/15/2045	58,000	42,571
3.375%, Due 11/15/2048	388,000	323,677
3.625%, Due 2/15/2053	13,000	11,367
4.250%, Due 2/15/2054	53,000	51,899

		732,331

U.S. Treasury Notes,
2.375%, Due 3/31/2029	162,000	150,666
4.625%, Due 4/30/2029	5,000	5,131
3.500%, Due 4/30/2030	140,000	136,248
4.125%, Due 3/31/2031	125,000	125,693
2.875%, Due 5/15/2032	323,000	297,488
4.500%, Due 11/15/2033	108,000	111,257
4.375%, Due 5/15/2034	96,000	98,070

		924,553

Total U.S. Treasury Obligations (Cost $1,704,886)		1,656,884

MUNICIPAL OBLIGATIONS - 3.45%
California Health Facilities Financing Authority Revenue Bonds, 4.190%, Due 6/1/2037	10,000	9,430
City of New York, 5.828%, Due 10/1/2053, Series B-1	10,000	11,198
City Of New York General Obligation Bonds, 5.985%, Due 12/1/2036, Series D1	5,000	5,241
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	5,000	6,011
Louisiana Local Government Environmental Facilities & Community Development Authority,
4.145%, Due 2/1/2033, Series A	25,000	24,555
4.475%, Due 8/1/2039, 2022 ELL A4	25,000	24,103
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, Due 8/1/2037	5,000	5,125
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,102
Oklahoma Development Finance Authority Revenue Bonds, 4.135%, Due 12/1/2033, Series A-1	8,820	8,622
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,808
Port Authority of New York & New Jersey, 5.310%, Due 8/1/2046, Series 182	10,000	10,002
Riverside County, California Revenue Bonds, 3.818%, Due 2/15/2038	15,000	13,920
South Carolina Student Loan Corp., 6.671%, Due 10/27/2036, (90 day SOFR + 1.311%)B	14,778	14,703
State Board of Administration Finance Corp., 5.526%, Due 7/1/2034, Series A	20,000	20,523
State of California,
7.500%, Due 4/1/2034	10,000	11,815
4.988%, Due 4/1/2039	10,000	9,706
7.550%, Due 4/1/2039	5,000	6,150
7.300%, Due 10/1/2039	5,000	5,902
Texas Transportation Commission General Obligation Bonds, 2.472%, Due 10/1/2044	5,000	3,606
University of Virginia, 6.200%, Due 9/1/2039	15,000	16,851

Total Municipal Obligations (Cost $218,692)		220,373

TOTAL INVESTMENTS - 98.86% (Cost $6,423,266)		6,306,402
OTHER ASSETS, NET OF LIABILITIES - 1.14%		72,819

TOTAL NET ASSETS - 100.00%		$6,379,221

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,574,720 or 24.69% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2024.

C Perpetual maturity. The date shown, if any, is the next call date.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2024 (Unaudited)

D Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2024. The maturity date disclosed represents the final maturity date.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

CMT - Constant Maturity Treasury.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2024, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$1,873,046	$-	$1,873,046
Foreign Corporate Obligations	-	250,648	-	250,648
Asset-Backed Obligations	-	614,880	-	614,880
Collateralized Mortgage Obligations	-	629,411	-	629,411
Commercial Mortgage-Backed Obligations	-	428,551	-	428,551
U.S. Agency Mortgage-Backed Obligations	-	632,609	-	632,609
U.S. Treasury Obligations	-	1,656,884	-	1,656,884
Municipal Obligations	-	220,373	-	220,373

Total Investments in Securities - Assets	$-	$6,306,402	$-	$6,306,402

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2024 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$533,989,308	$6,306,402
Investments in affiliated securities, at fair value‡	37,657,148	–
Foreign currency, at fair value^*	2,336,098	–
Cash	508,396	36,198
Dividends and interest receivable	14,218,514	57,315
Receivable for investments sold	3,818,741	5,174
Receivable for fund shares sold	1,455,976	3,227
Receivable for tax reclaims	751	–
Receivable for expense reimbursement (Note 2)	–	22,182
Unrealized appreciation from forward foreign currency contracts	32,303	–
Prepaid expenses	111,451	23,341

Total assets	594,128,686	6,453,839

Liabilities:
Payable for investments purchased	1,665,802	4,770
Payable for fund shares redeemed	691,580	–
Dividends payable	–	15,507
Management and sub-advisory fees payable (Note 2)	436,584	2,940
Service fees payable (Note 2)	24,216	104
Transfer agent fees payable (Note 2)	46,080	1,027
Custody and fund accounting fees payable	92,599	4,749
Professional fees payable	57,269	44,807
Trustee fees payable (Note 2)	–	17
Payable for prospectus and shareholder reports	13,202	–
Unrealized depreciation from forward foreign currency contracts	149,785	–
Other liabilities	502	697

Total liabilities	3,177,619	74,618

Commitments and contingent liabilities (Note 2)

Net assets	$590,951,067	$6,379,221

Analysis of net assets:
Paid-in-capital	$703,690,368	$7,226,127
Total distributable earnings (deficits)A	(112,739,301)	(846,906)

Net assets	$590,951,067	$6,379,221

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2024 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	8,746,442	N/A

Y Class	66,142,658	12,952

Investor Class	7,243,076	N/A

A Class	528,997	17,913

C Class	1,315,736	10,000

R6 Class	N/A	702,215

Net assets:
R5 Class	$61,561,057	N/A

Y Class	$465,583,008	$111,258

Investor Class	$50,891,722	N/A

A Class	$3,720,842	$153,738

C Class	$9,194,438	$85,854

R6 Class	N/A	$6,028,371

Net asset value, offering and redemption price per share:
R5 Class	$7.04	N/A

Y Class	$7.04	$8.59

Investor Class	$7.03	N/A

A Class	$7.03	$8.58

A Class (offering price)	$7.38	$8.91

C Class	$6.99	$8.59

R6 Class	N/A	$8.58

† Cost of investments in unaffiliated securities	$578,087,588	$6,423,266
‡ Cost of investments in affiliated securities	$37,657,148	$–
^ Cost of foreign currency	$2,689,863	$–

*	As of July 31, 2024, foreign currency denominated in Ukrainian Hryvnia has a value of $352,519.
A	The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2024 (Unaudited)

	Developing World Income Fund	NIS Core Plus Bond Fund
Investment income:
Dividend income from affiliated securities (Note 2)	$1,025,087	$–
Interest income (net of foreign taxes)†	35,819,709	147,479
Other income	755	–

Total investment income	36,845,551	147,479

Expenses:
Management and sub-advisory fees (Note 2)	2,290,272	16,975
Transfer agent fees:
R5 Class (Note 2)	18,117	–
Y Class (Note 2)	222,141	5
Investor Class	1,517	–
A Class	285	5
C Class	233	5
R6 Class	–	132
Custody and fund accounting fees	157,639	33,869
Professional fees	75,755	32,571
Registration fees and expenses	54,298	30,577
Service fees (Note 2):
Investor Class	77,633	–
A Class	1,787	9
C Class	4,407	8
Distribution fees (Note 2):
A Class	4,295	149
C Class	44,659	572
Prospectus and shareholder report expenses	29,884	5,081
Trustee fees (Note 2)	23,323	304
Line of credit interest expense (Note 9)	–	41
Other expenses	13,404	3,392

Total expenses	3,019,649	123,695

Net fees waived and expenses (reimbursed) / recouped (Note 2)	–	(109,528)

Net expenses	3,019,649	14,167

Net investment income	33,825,902	133,312

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	2,920,809	(22,715)
Foreign currency transactions	137,314	–
Forward foreign currency contracts	459,958	–
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	3,427,352	43,636
Foreign currency transactions	(645,109)	–
Forward foreign currency contracts	(483,147)	–

Net gain from investments	5,817,177	20,921

Net increase in net assets resulting from operations	$39,643,079	$154,233

† Foreign taxes	$427,182	$–

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Developing World Income Fund		NIS Core Plus Bond Fund
	Six Months Ended July 31, 2024	Year Ended January 31, 2024	Six Months Ended July 31, 2024	Year Ended January 31, 2024
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$33,825,902	$44,513,234	$133,312	$258,483
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	3,518,081	(11,715,486)	(22,715)	(215,544)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	2,299,096	12,827,737	43,636	191,826

Net increase in net assets resulting from operations	39,643,079	45,625,485	154,233	234,765

Distributions to shareholders:
Total retained earnings:
R5 Class	(3,370,235)	(4,421,167)	–	–
Y Class	(25,879,239)	(34,118,594)	(2,567)	(3,317)
Investor Class	(2,523,081)	(3,333,924)	–	–
A Class	(198,677)	(265,625)	(2,375)	(4,043)
C Class	(489,978)	(711,717)	(1,827)	(3,623)
R6 Class	–	–	(125,538)	(255,755)

Net distributions to shareholders	(32,461,210)	(42,851,027)	(132,307)	(266,738)

Capital share transactions (Note 10):
Proceeds from sales of shares	156,493,118	230,978,924	385,561	651,742
Reinvestment of dividends and distributions	31,492,952	41,040,959	42,092	97,984
Cost of shares redeemed	(92,703,429)	(184,569,625)	(207,352)	(1,058,145)
Redemption fees	–	27,920	–	–

Net increase (decrease) in net assets from capital share transactions	95,282,641	87,478,178	220,301	(308,419)

Net increase (decrease) in net assets	102,464,510	90,252,636	242,227	(340,392)

Net assets:
Beginning of period	488,486,557	398,233,921	6,136,994	6,477,386

End of period	$590,951,067	$488,486,557	$6,379,221	$6,136,994

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of July 31, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved a new Management Agreement with the Manager and new Investment Advisory Agreements among the Manager, the sub-advisors and the Trust, on behalf of the Funds, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. On February 24, 2022, monetary policies were enacted by the National Bank of Ukraine (the “NBU”), limiting its local currency’s repatriation to ensure the steady functioning of the country’s financial system during the martial law legal regime. These policies significantly impact the ability of a Fund to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with abrdn Investments Limited and Global Evolution USA, LLC for the American Beacon Developing World Income Fund and with National Investment Services of America, LLC for the American Beacon NIS Core Plus Bond Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedules:

abrdn Investments Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

National Investment Services of America, LLC

First $1.5 billion	0.20%
Over $1.5 billion	0.18%

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2024 were as follows:

Developing World Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$963,435
Sub-Advisory Fees	0.50%	1,326,837

Total	0.85%	$2,290,272

NIS Core Plus Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$10,802
Sub-Advisory Fees	0.20%	6,173

Total	0.55%	$16,975

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Developing World Income	$222,106
NIS Core Plus Bond	-

As of July 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Developing World Income	$40,804
NIS Core Plus Bond	-

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a July 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	July 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	Developing World Income	$37,657,148	$-	$-	$1,025,087	$37,657,148

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2024, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Developing World Income	$19,683
NIS Core Plus Bond	-

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2024, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the NIS Core Plus Bond Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended July 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2024 - 5/31/2024	6/1/2024 - 7/31/2024	Reimbursed Expenses	(Recouped) Expenses
NIS Core Plus Bond	Y	0.53%	0.53%	$2,103	$-	2027-2028
NIS Core Plus Bond	A	0.78%	0.78%	2,072	-	2027-2028
NIS Core Plus Bond	C	1.53%	1.53%	1,985	-	2027-2028
NIS Core Plus Bond	R6	0.43%	0.43%	103,368	-	2027-2028

Of the above amounts, $22,182 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at July 31, 2024 for NIS Core Plus Bond Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
NIS Core Plus Bond	$-	$128,543	$142,631	$2024-2025
NIS Core Plus Bond	-	174,965	-	2025-2026
NIS Core Plus Bond	-	182,123	-	2026-2027

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2024, RID collected $4,528 for Developing World Income Fund from the sale of A Class Shares. There were no sales charges collected for A Class Shares of NIS Core Plus Bond Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended July 31, 2024, there were no CDSC fees collected for the A Class Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended July 31, 2024, CDSC fees of $182 were collected for the C Class Shares of Developing World Income Fund. There were no CDSC fees collected for the C Class Shares of NIS Core Plus Bond Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of July 31, 2024, one shareholder has been identified as representing an affiliated significant ownership of approximately 63% for the NIS Core Plus Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because

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they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments as classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close

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of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4. Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables or credit card receivables. The NIS Core Plus Bond Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. CMBS are generally multi-class or passthrough securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. CMBS may be structured with multiple tranches, with subordinate tranches incurring greater risk of loss in exchange for a greater yield. The commercial mortgage loans that underlie CMBS often are structured so that a substantial portion of the loan principal, rather than being amortized over the loan term, is instead payable at maturity (as a “balloon payment”). Repayment of a significant portion of loan principal thus often depends upon the future availability of real estate

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financing (to refinance the loan) and/or upon the value and sale ability of the real estate at the relevant time. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure of the mortgage encumbering the property and subsequent liquidation of the property, which can be costly and delayed by litigation and/or bankruptcy. The NIS Core Plus Bond Fund is permitted to invest in CMBS, subject to the Fund’s rating and quality requirements.

Collateralized Mortgage Obligations (“CMO”)

CMOs and interests in real estate mortgage investment conduits are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage passthrough securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corp (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A Real Estate Mortgage Investment Conduit (“REMIC”), is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs. The NIS Core Plus Bond Fund is permitted to invest in CMOs, subject to the Fund’s rating and quality requirements.

Credit-Linked Notes

The Developing World Income Fund may invest a significant portion of its assets in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

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CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including developing market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. The cost of servicing foreign debt will generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The Fund’s foreign debt securities may be held outside of the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the Investment Company Act. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers and the risks similar to those of foreign securities , such as the fact that foreign markets can be extremely volatile, foreign debt securities may be less liquid than securities of U.S. issuers, and transaction fees, custodial costs, currency conversion costs and other fees are generally higher for foreign debt securities. In addition, developing markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory

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taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor. The prices of such securities may be more volatile than those of domestic securities. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities, and such levels may not be sustainable. The economies of many of the countries in which the Fund may invest are not as developed as the U.S. economy, and individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Developing Market Investments

The Developing World Income Fund may invest a significant portion of its assets in debt securities associated with a particular geographic region or country, including developing markets. Developing countries include all countries in the world except the countries that are classified by MSCI Inc. as “developed markets.” Developing countries typically have lower incomes, less integrated financial markets, smaller economies, and less mature political systems compared to developed countries. Developing countries are commonly located in Africa, the Asia-Pacific region, Central or Eastern Europe, the Middle East, Central America or the Caribbean, and South America. Frontier market countries have smaller, newer and/or less developed economies; less developed, less liquid and/ or lower-capitalization capital markets; and less developed political and legal systems than those of other developing markets. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe and the former Soviet Union, the Middle East, Central and South America, and Africa.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Such securities include those sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act, and resold to qualified institutional buyers pursuant to Rule144A under the Securities Act (“Section 4(a)(2) securities”). Such securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Rule 144A under the Securities Act is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities

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without registering them under the Securities Act. To the extent that institutional buyers are uninterested in purchasing restricted securities, the Fund’s investment in such securities could have the effect of reducing the Fund’s liquidity. A determination could be made that certain securities qualified for trading under Rule144A are liquid. In addition to Rule 144A, Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing the Fund’s NAV.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the period ended July 31, 2024 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Linked Securities

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, and revenue obligations. The NIS Core Plus Bond Fund may invest in municipal securities the interest on which is excludable from gross income for federal income tax purposes (“tax-exempt”), as well as municipal securities the interest on which is taxable. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government. Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest thereon may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation. Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project,

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environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations. Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies. The Funds may invest in securities of an investment company advised by the Manager with respect to which the Manager also receives a management fee. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Real Estate Related Investments

A Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of a Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Funds investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of a Fund’s portfolio. A Fund will indirectly bear a proportionate share of a REIT’s ongoing operating fees and expense. In addition, a REIT is subject to the possibility of failing to (a) qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code and (b) maintain exemption eligibility from Investment Company Act registration requirements.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Developing World Income Fund can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of

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the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Funds may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

U.S. Agency Obligations - Federal National Mortgage Association (“FNMA”)

FNMA Guaranteed Mortgage Pass-Through Certificates or Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

U.S. Government Securities

U.S. Government securities may include U.S. Treasury securities and securities backed by the full faith and credit of the United States, and securities issued by other U.S. government agencies and instrumentalities which have been established or sponsored by the U.S. government and that issue obligations which may not be backed by the full faith and credit of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes,

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and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

A Fund may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended July 31, 2024, the Developing World Income Fund entered into forward foreign currency contracts primarily for taking exposure to foreign currencies or return enhancement and hedging foreign currency fluctuations.

The Developing World Income Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2024
Fund	Purchased Contracts	Sold Contracts
Developing World Income	$2,316,759	$40,805,965

The following is a summary of the fair valuations of the Developing World Income Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Unrealized appreciation of forward foreign currency contracts	$-	$32,303		$-		$-		$-		$32,303

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Unrealized depreciation of forward foreign currency contracts	$-	$(149,785)		$-		$-		$-		$(149,785)

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The effect of financial derivative instruments on the Statements of Operations as of July 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Forward foreign currency contracts	$-	$459,958		$-		$-		$-		$459,958

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Forward foreign currency contracts	$-	$(483,147)		$-		$-		$-		$(483,147)

1) See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2024.

Developing World Income Fund

Offsetting of Financial and Derivative Assets as of July 31, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$32,303	$149,785

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$32,303	$149,785

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$-

Total derivative assets and liabilities subject to an MNA	$32,303	$149,785

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2024:
	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount
Barclays Bank PLC	$30,528	$-	$-	$-	$30,528
UBS AG	1,775	-	-	-	1,775

Total	$32,303	$-	$-	$-	$32,303

	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount
State Street Bank & Trust Co.	$149,785	$-	$-	$-	$149,785

(1) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

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6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. A Collateralized Mortgage Obligation (“CMO”) is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. Commercial mortgage-backed securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks generally associated with mortgage-backed securities. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect

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events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non U.S. currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil.

A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for

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certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Developing Markets Risk

When investing in developing markets, the risks of investing in foreign securities are heightened. Developing markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political and economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; the imposition of economic sanctions or other government restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for developing market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities settlement procedures; greater sensitivity to interest rate changes; currency exchange rate volatility and currency inflation or deflation; and significant limitations on investor rights and recourse. The economies and political environments of developing market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. The governments of developing market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available or less reliable information about issuers in developing markets than would be available about issuers in developed markets, which can impede a sub-advisor’s ability to accurately evaluate foreign securities. Such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Developing markets may possess less developed regulatory or legal structures governing private and foreign investment, and also may be more vulnerable to market manipulation, corruption and fraud. These matters have the potential to impact a Fund’s investment objectives and performance.

The risks of investing in developing market countries are magnified in developing market countries, which generally have smaller economies and less developed capital markets and legal, regulatory and political systems than other developing market countries. The magnification of risks is generally the result of: (1) the potential for extreme price volatility and illiquidity in developing markets; (2) government ownership or control of parts of the private sector or other protectionist measures, including managed adjustments in relative currency values, trade barriers, and exchange controls; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement, and the relatively new and unsettled securities laws in many developing countries. Investments that a Fund holds may be exposed to these risks, which could have a negative impact on their value.

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Environmental, Social, and/or Governance Investing Risk

The Developing World Income Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in developing markets, the risks of investing in foreign securities are heightened.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates. To the extent the Funds hold an investment with a negative interest rate to maturity, the Funds would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds.

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Leverage Risk

A Fund’s use of futures, forward foreign currency contracts, swaps and other derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that a Fund will have the potential for greater losses than if a Fund do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in a Fund’s exposure to an asset or class of assets and may cause a Fund’s NAV to be volatile.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law required that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

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Notes to Financial Statements

July 31, 2024 (Unaudited)

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

The Developing World Income Fund is subject to the risk of market timing activities due to the nature of its investments, which requires the Fund in certain instances to fair value certain of its investments. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund price its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Municipal Securities Risk

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities. These investments are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developing World Income	$623,302,118	$12,411,571	$(63,742,182)	$(51,330,611)
NIS Core Plus Bond	6,444,032	93,528	(231,158)	(137,630)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

As of January 31, 2024, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Developing World Income	$15,270,727	$47,731,775
NIS Core Plus Bond	283,498	404,893

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Developing World Income	$152,791,973	$-	$110,742,196	$-
NIS Core Plus Bond	1,501,527	1,241,028	1,241,354	1,132,794

A summary of the Funds’ transactions in the USG Select Fund for the period ended July 31, 2024 were as follows:

Fund	Type of Transaction	January 31, 2024 Shares/Fair Value	Purchases	Sales	July 31, 2024 Shares/Fair Value
Developing World Income	Direct	$20,801,455	$231,849,929	$214,994,236	$37,657,148

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,446,446	$10,242,857	2,091,954	$14,181,508
Reinvestment of dividends	400,634	2,816,787	462,178	3,111,519
Shares redeemed	(649,880)	(4,603,086)	(1,690,584)	(11,280,664)
Redemption fees	-	-	-	2,873

Net increase in shares outstanding	1,197,200	$8,456,558	863,548	$6,015,236

	Y Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	14,680,970	$104,152,901	28,671,288	$193,270,124
Reinvestment of dividends	3,636,861	25,579,898	5,016,073	33,750,906
Shares redeemed	(8,359,567)	(59,143,976)	(21,663,089)	(146,238,556)
Redemption fees	-	-	-	21,954

Net increase in shares outstanding	9,958,264	$70,588,823	12,024,272	$80,804,428

	Investor Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	5,479,418	$38,938,424	3,181,244	$21,519,206
Reinvestment of dividends	345,247	2,424,911	480,391	3,228,968
Shares redeemed	(3,656,057)	(26,064,805)	(3,761,879)	(25,380,885)
Redemption fees	-	-	-	2,380

Net increase (decrease) in shares outstanding	2,168,608	$15,298,530	(100,244)	$(630,331)

	A Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	310,975	$2,207,478	130,513	$881,321
Reinvestment of dividends	26,487	186,189	36,459	245,336
Shares redeemed	(267,748)	(1,908,062)	(79,806)	(540,366)
Redemption fees	-	-	-	177

Net increase in shares outstanding	69,714	$485,605	87,166	$586,468

American Beacon FundsSM

Notes to Financial Statements

July 31, 2024 (Unaudited)

	C Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
Developing World Income Fund	Shares	Amount	Shares	Amount
Shares sold	135,567	$951,458	169,488	$1,126,765
Reinvestment of dividends	69,415	485,167	105,254	704,230
Shares redeemed	(140,363)	(983,500)	(168,995)	(1,129,154)
Redemption fees	-	-	-	536

Net increase in shares outstanding	64,619	$453,125	105,747	$702,377

	Y Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	22,530	$187,369	-	$-
Reinvestment of dividends	66	546	-	-
Shares redeemed	(19,644)	(165,482)	-	-
Redemption fees	-	-	-	-

Net increase in shares outstanding	2,952	$22,433	-	$-

	A Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	4,755	$40,324	-	$-
Reinvestment of dividends	84	710	111	936
Shares redeemed	(1)	(9)	-	-
Redemption fees	-	-	-	-

Net increase in shares outstanding	4,838	$41,025	111	$936

	C Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	50	419	136	1,145
Shares redeemed	(4,747)	(40,257)	-	-
Redemption fees	-	-	-	-

Net increase (decrease) in shares outstanding	(4,697)	$(39,838)	136	$1,145

	R6 Class
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares	Amount
Shares sold	18,661	$157,868	76,467	$651,742
Reinvestment of dividends	4,790	40,417	11,419	95,903
Shares redeemed	(189)	(1,604)	(123,071)	(1,058,145)
Redemption fees	-	-	-	-

Net increase (decrease) in shares outstanding	23,262	$196,681	(35,185)	$(310,500)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31, 2024		Year Ended January 31,
			2024		2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$6.93		$6.92		$8.16	$8.34	$8.83	$8.68

Income (loss) from investment operations:
Net investment income	0.42		0.68		0.61	0.68	0.57	0.76
Net gains (losses) on investments (both realized and unrealized)	0.11		0.00	B	(1.24)	(0.20)	(0.45)	0.15

Total income (loss) from investment operations	0.53		0.68		(0.63)	0.48	0.12	0.91

Less distributions:
Dividends from net investment income	(0.42)		(0.67)		(0.44)	(0.66)	(0.27)	(0.74)
Tax return of capitalC	-		-		(0.17)	-	(0.34)	(0.02)

Total distributions	(0.42)		(0.67)		(0.61)	(0.66)	(0.61)	(0.76)

Redemption fees added to beneficial interestsB	-		-		-	-	-	-

Net asset value, end of period	$7.04		$6.93		$6.92	$8.16	$8.34	$8.83

Total returnD	7.83	%E	10.52%		(7.50)%	5.80%	1.90%	11.00%

Ratios and supplemental data:
Net assets, end of period	$61,561,057		$52,304,497		$46,282,796	$47,897,191	$67,157,974	$71,344,608
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03	%F	1.09%		1.12%	1.06%	1.09%	1.11%
Expenses, net of reimbursements and/or recoupments	1.03	%F	1.09%		1.12%	1.06%	1.09%	1.16	%G
Net investment income, before expense reimbursements and/or recoupments	12.31	%F	10.14%		8.81%	7.79%	7.09%	8.92%
Net investment income, net of reimbursements and/or recoupments	12.31	%F	10.14%		8.81%	7.79%	7.09%	8.87%
Portfolio turnover rate	24	%E	26%		42%	39%	54%	39%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.15% for the year ended 2020.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2024		Year Ended January 31,
			2024		2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$6.93		$6.92		$8.16	$8.35	$8.84	$8.68

Income (loss) from investment operations:
Net investment income	0.43		0.67		0.61	0.65	0.58	0.77
Net gains (losses) on investments (both realized and unrealized)	0.10		(0.00	)A	(1.25)	(0.19)	(0.46)	0.14

Total income (loss) from investment operations	0.53		0.67		(0.64)	0.46	0.12	0.91

Less distributions:
Dividends from net investment income	(0.42)		(0.66)		(0.43)	(0.65)	(0.27)	(0.73)
Tax return of capitalB	-		-		(0.17)	-	(0.34)	(0.02)

Total distributions	(0.42)		(0.66)		(0.60)	(0.65)	(0.61)	(0.75)

Redemption fees added to beneficial interestsA	-		-		-	-	-	-

Net asset value, end of period	$7.04		$6.93		$6.92	$8.16	$8.35	$8.84

Total returnC	7.81	%D	10.46%		(7.55)%	5.61%	1.85%	11.08%

Ratios and supplemental data:
Net assets, end of period	$465,583,008		$389,293,148		$305,728,868	$397,300,935	$310,325,331	$303,866,061
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%E	1.15%		1.17%	1.13%	1.14%	1.19%
Expenses, net of reimbursements and/or recoupments	1.06	%E	1.15%		1.17%	1.13%	1.14%	1.22	%F
Net investment income, before expense reimbursements and/or recoupments	12.31	%E	10.13%		8.74%	7.86%	7.13%	9.11%
Net investment income, net of reimbursements and/or recoupments	12.31	%E	10.13%		8.74%	7.86%	7.13%	9.08%
Portfolio turnover rate	24	%D	26%		42%	39%	54%	39%

A	Amount represents less than $0.01 per share.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.21% for the year ended 2020.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2024		Year Ended January 31,
			2024		2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$6.92		$6.91		$8.15	$8.33	$8.82	$8.67

Income (loss) from investment operations:
Net investment income	0.41		0.65		0.60	0.62	0.57	0.73
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.00	)A	(1.25)	(0.17)	(0.47)	0.15

Total income (loss) from investment operations	0.52		0.65		(0.65)	0.45	0.10	0.88

Less distributions:
Dividends from net investment income	(0.41)		(0.64)		(0.43)	(0.63)	(0.27)	(0.71)
Tax return of capitalB	-		-		(0.16)	-	(0.32)	(0.02)

Total distributions	(0.41)		(0.64)		(0.59)	(0.63)	(0.59)	(0.73)

Redemption fees added to beneficial interestsA	-		-		-	-	-	-

Net asset value, end of period	$7.03		$6.92		$6.91	$8.15	$8.33	$8.82

Total returnC	7.69	%D	10.19%		(7.81)%	5.47%	1.56%	10.71%

Ratios and supplemental data:
Net assets, end of period	$50,891,722		$35,099,499		$35,767,335	$51,845,178	$49,433,819	$73,505,036
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31	%E	1.41%		1.44%	1.38%	1.42%	1.47%
Expenses, net of reimbursements and/or recoupments	1.31	%E	1.41%		1.44%	1.38%	1.42%	1.45	%F
Net investment income, before expense reimbursements and/or recoupments	12.34	%E	9.77%		8.38%	7.50%	6.77%	8.77%
Net investment income, net of reimbursements and/or recoupments	12.34	%E	9.77%		8.38%	7.50%	6.77%	8.79%
Portfolio turnover rate	24	%D	26%		42%	39%	54%	39%

A	Amount represents less than $0.01 per share.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.44% for the year ended 2020.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2024		Year Ended January 31,
			2024	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$6.92		$6.92	$8.15	$8.34	$8.83	$8.65

Income (loss) from investment operations:
Net investment income	0.41		0.63	0.66	0.61	0.54	0.72
Net gains (losses) on investments (both realized and unrealized)	0.11		0.01	(1.30)	(0.17)	(0.45)	0.18

Total income (loss) from investment operations	0.52		0.64	(0.64)	0.44	0.09	0.90

Less distributions:
Dividends from net investment income	(0.41)		(0.64)	(0.43)	(0.63)	(0.25)	(0.70)
Tax return of capitalA	-		-	(0.16)	-	(0.33)	(0.02)

Total distributions	(0.41)		(0.64)	(0.59)	(0.63)	(0.58)	(0.72)

Redemption fees added to beneficial interestsB	-		-	-	-	-	-

Net asset value, end of period	$7.03		$6.92	$6.92	$8.15	$8.34	$8.83

Total returnC	7.67	%D	9.98%	(7.67)%	5.32%	1.50%	10.89%

Ratios and supplemental data:
Net assets, end of period	$3,720,842		$3,179,862	$2,574,241	$5,855,674	$4,657,416	$4,275,426
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.33	%E	1.44%	1.41%	1.36%	1.55%	1.49%
Expenses, net of reimbursements and/or recoupments	1.33	%E	1.44%	1.41%	1.36%	1.55%	1.41	%F
Net investment income, before expense reimbursements and/or recoupments	12.01	%E	9.79%	8.28%	7.62%	6.65%	8.53%
Net investment income, net of reimbursements and/or recoupments	12.01	%E	9.79%	8.28%	7.62%	6.65%	8.61%
Portfolio turnover rate	24	%D	26%	42%	39%	54%	39%

A	Tax return of capital is calculated based on shares outstanding at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.40% for the year ended 2020.

See accompanying notes

American Beacon Developing World Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31, 2024		Year Ended January 31,
			2024	2023	2022	2021	2020

	(unaudited)
Net asset value, beginning of period	$6.88		$6.88	$8.11	$8.30	$8.79	$8.64

Income (loss) from investment operations:
Net investment income	0.39		0.60	0.54	0.56	0.49	0.68
Net gains (losses) on investments (both realized and unrealized)	0.11		(0.01)	(1.24)	(0.18)	(0.45)	0.14

Total income (loss) from investment operations	0.50		0.59	(0.70)	0.38	0.04	0.82

Less distributions:
Dividends from net investment income	(0.39)		(0.59)	(0.38)	(0.57)	(0.24)	(0.65)
Tax return of capitalA	-		-	(0.15)	-	(0.29)	(0.02)

Total distributions	(0.39)		(0.59)	(0.53)	(0.57)	(0.53)	(0.67)

Redemption fees added to beneficial interestsB	-		-	-	-	-	-

Net asset value, end of period	$6.99		$6.88	$6.88	$8.11	$8.30	$8.79

Total returnC	7.33	%D	9.26%	(8.41)%	4.58%	0.83%	9.94%

Ratios and supplemental data:
Net assets, end of period	$9,194,438		$8,609,551	$7,880,681	$9,775,702	$10,651,100	$12,599,753
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.07	%E	2.17%	2.18%	2.12%	2.14%	2.18%
Expenses, net of reimbursements and/or recoupments	2.07	%E	2.17%	2.18%	2.12%	2.14%	2.19	%F
Net investment income, before expense reimbursements and/or recoupments	11.17	%E	9.07%	7.69%	6.75%	6.09%	7.96%
Net investment income, net of reimbursements and/or recoupments	11.17	%E	9.07%	7.69%	6.75%	6.09%	7.95%
Portfolio turnover rate	24	%D	26%	42%	39%	54%	39%

A	Tax return of capital is calculated based on shares outstanding at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.17% for the year ended 2020.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2024		Year Ended January 31,				September 10, 2020A to January 31, 2021
			2024	2023	2022

	(unaudited)
Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.20		0.32	0.25	0.18		0.06
Net gains (losses) on investments (both realized and unrealized)	0.01		(0.05)	(1.06)	(0.32)		0.05

Total income (loss) from investment operations	0.21		0.27	(0.81)	(0.14)		0.11

Less distributions:
Dividends from net investment income	(0.18)		(0.33)	(0.26)	(0.21)		(0.06)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.18)		(0.33)	(0.26)	(0.21)		(0.07)

Net asset value, end of period	$8.59		$8.56	$8.62	$9.69		$10.04

Total returnB	2.53	%C	3.29%	(8.31)%	(1.43)%		1.12	%C

Ratios and supplemental data:
Net assets, end of period	$111,258		$85,621	$86,168	$96,859		$100,422
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.99	%D	3.19%	3.42%	6.02	%E	15.81	%D E
Expenses, net of reimbursements and/or recoupments	0.53	%D	0.53%	0.53%	0.53%		0.53	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.79	%D	1.17%	(0.08)%	(3.68	)%E	(13.85	)%D E
Net investment income, net of reimbursements and/or recoupments	4.25	%D	3.83%	2.81%	1.81%		1.43	%D
Portfolio turnover rate	39	%C	132%	114%	127%		103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31, 2024		Year Ended January 31,				September 10, 2020A to January 31, 2021
			2024	2023	2022

	(unaudited)
Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.30	0.24	0.15		0.05
Net gains (losses) on investments (both realized and unrealized)	0.01		(0.05)	(1.07)	(0.32)		0.05

Total income (loss) from investment operations	0.19		0.25	(0.83)	(0.17)		0.10

Less distributions:
Dividends from net investment income	(0.17)		(0.31)	(0.24)	(0.18)		(0.05)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.17)		(0.31)	(0.24)	(0.18)		(0.06)

Net asset value, end of period	$8.58		$8.56	$8.62	$9.69		$10.04

Total returnB	2.23	%C	3.04%	(8.54)%	(1.68)%		1.02	%C

Ratios and supplemental data:
Net assets, end of period	$153,738		$111,937	$111,692	$96,859		$100,424
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	4.26	%D	3.45%	3.69%	6.29	%E	16.22	%D E
Expenses, net of reimbursements and/or recoupments	0.78	%D	0.78%	0.78%	0.78%		0.78	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.54	%D	0.91%	(0.32)%	(3.95	)%E	(14.26	)%D E
Net investment income, net of reimbursements and/or recoupments	4.02	%D	3.58%	2.59%	1.56%		1.18	%D
Portfolio turnover rate	39	%C	132%	114%	127%		103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31, 2024		Year Ended January 31,				September 10, 2020A to January 31, 2021
			2024	2023	2022

	(unaudited)
Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.24	0.18	0.08		0.02
Net gains (losses) on investments (both realized and unrealized)	0.05		(0.05)	(1.07)	(0.32)		0.05

Total income (loss) from investment operations	0.16		0.19	(0.89)	(0.24)		0.07

Less distributions:
Dividends from net investment income	(0.13)		(0.25)	(0.18)	(0.11)		(0.02)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.13)		(0.25)	(0.18)	(0.11)		(0.03)

Net asset value, end of period	$8.59		$8.56	$8.62	$9.69		$10.04

Total returnB	1.96	%C	2.27%	(9.22)%	(2.41)%		0.72	%C

Ratios and supplemental data:
Net assets, end of period	$85,854		$125,830	$125,459	$96,860		$100,424
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.00	%D	4.20%	4.46%	7.05	%E	16.93	%D E
Expenses, net of reimbursements and/or recoupments	1.53	%D	1.53%	1.53%	1.53%		1.53	%D
Net investment income (loss), before expense reimbursements and/or recoupments	(0.24	)%D	0.16%	(1.10)%	(4.71	)%E	(14.97	)%D E
Net investment income, net of reimbursements and/or recoupments	3.23	%D	2.83%	1.83%	0.81%		0.43	%D
Portfolio turnover rate	39	%C	132%	114%	127%		103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended July 31, 2024		Year Ended January 31,				September 10, 2020A to January 31, 2021
			2024	2023	2022

	(unaudited)
Net asset value, beginning of period	$8.56		$8.62	$9.69	$10.04		$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.33	0.26	0.19		0.06
Net gains (losses) on investments (both realized and unrealized)	0.02		(0.05)	(1.06)	(0.32)		0.06

Total income (loss) from investment operations	0.20		0.28	(0.80)	(0.13)		0.12

Less distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.27)	(0.22)		(0.07)
Distributions from net realized gains	-		-	-	-		(0.01)

Total distributions	(0.18)		(0.34)	(0.27)	(0.22)		(0.08)

Net asset value, end of period	$8.58		$8.56	$8.62	$9.69		$10.04

Total returnB	2.40	%C	3.40%	(8.22)%	(1.33)%		1.16	%C

Ratios and supplemental data:
Net assets, end of period	$6,028,371		$5,813,606	$6,154,067	$5,646,506		$5,319,574
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.98	%D	3.18%	3.43%	5.10	%E	10.98	%D E
Expenses, net of reimbursements and/or recoupments	0.43	%D	0.43%	0.43%	0.43%		0.43	%D
Net investment income (loss), before expense reimbursements and/or recoupments	0.80	%D	1.18%	(0.07)%	(2.76	)%E	(9.01	)%D E
Net investment income, net of reimbursements and/or recoupments	4.35	%D	3.93%	2.93%	1.91%		1.54	%D
Portfolio turnover rate	39	%C	132%	114%	127%		103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 07/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: October 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: October 4, 2024

By	/s/ Sonia L. Bates
Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: October 4, 2024